FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Visa Inc., A	71,320	6,113,550
		65,130,440
Technology Hardware & Equipment 12.8%		
[a]Acme Packet Inc.	50,040	2,131,204
[a]Apple Inc.	47,780	18,212,780
[a]Aruba Networks Inc.	125,990	2,634,451
[a]EMC Corp.	372,880	7,826,751
[a]F5 Networks Inc.	43,610	3,098,490
[a]Fabrinet	140,000	2,618,000
National Instruments Corp.	121,140	2,769,260
[a]NetApp Inc.	96,920	3,289,465
QUALCOMM Inc.	87,220	4,241,509
[a]Trimble Navigation Ltd.	146,820	4,925,811
		51,747,721
Telecommunication Services 1.2%		
[a]American Tower Corp., A	90,650	4,876,970
Transportation 2.8%		
Expeditors International of Washington Inc.	82,020	3,325,911
FedEx Corp.	38,850	2,629,368
[a]Kansas City Southern	106,610	5,326,236
		11,281,515
Total Common Stocks (Cost $331,357,101)		379,881,460
Short Term Investments (Cost $24,482,318) 6.0%		
Money Market Funds 6.0%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	24,482,318	24,482,318
Total Investments (Cost $355,839,419) 100.0%		404,363,778
Other Assets, less Liabilities (0.0)%[c]		(176,341)
Net Assets 100.0%		$ 404,187,437

tRounds to less than 0.1% of net assets.

'Non-income producing. bThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Starwood Hotels & Resorts Worldwide Inc.	United States		57,330	2,225,550
Ventas Inc.	United States		115,950	5,727,930
				35,340,199
Total Common Stocks (Cost $266,635,973)				302,503,925
Convertible Preferred Stocks (Cost $932,500) 0.3%				
Specialized REITs 0.3%				
Health Care REIT Inc., 6.50%, cvt. pfd.	United States		18,650	863,495
Total Investments before Short Term Investments (Cost $267,568,473)				303,367,420
			Principal Amount	
Short Term Investments (Cost $5,169,408) 1.7%				
Repurchase Agreements 1.7%				
[c]Joint Repurchase Agreement, 0.029%, 10/03/11 (Maturity Value $5,169,421) Barclays Capital Inc. (Maturity Value $498,539) BNP Paribas Securities Corp. (Maturity Value $623,174) Credit Suisse Securities (USA) LLC (Maturity Value $1,142,597) Deutsche Bank Securities Inc. (Maturity Value $1,035,590) HSBC Securities (USA) Inc. (Maturity Value $623,174) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $623,174) Morgan Stanley & Co. LLC (Maturity Value $207,707) UBS Securities LLC (Maturity Value $415,466) Collateralized by U.S. Government Agency Securities, 0.00% - 5.25%, 12/07/11 - 5/04/37; [d]U.S. Treasury Bills, 12/15/11 - 9/20/12; U.S. Treasury Bonds, 9.25%, 2/15/16; and U.S. Treasury Notes, 0.375% - 4.25%, 1/15/12 - 7/31/16 (valued at $5,292,377)	United States	$	5,169,408	5,169,408
Total Investments (Cost $272,737,881) 99.2%				308,536,828
Other Assets, less Liabilities 0.8%				2,464,135
Net Assets 100.0%				$ 311,000,963

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

MGM Resorts International,			
senior note, 6.625%, 7/15/15	United States	2,000,000	1,705,000
senior note, 6.875%, 4/01/16	United States	1,200,000	1,032,000
senior secured note, 9.00%, 3/15/20	United States	600,000	626,250
NCL Corp. Ltd.,			
[c]senior note, 144A, 9.50%, 11/15/18	United States	1,000,000	1,015,000
senior secured note, 11.75%, 11/15/16	United States	400,000	454,000
Pinnacle Entertainment Inc.,			
senior note, 8.625%, 8/01/17	United States	2,200,000	2,227,500
senior sub. note, 7.50%, 6/15/15	United States	400,000	387,000
[c]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,200,000	708,000
[e]Station Casinos Inc.,			
senior note, 6.00%, 4/01/12	United States	200,000	20
senior note, 7.75%, 8/15/16	United States	1,000,000	100
senior sub. note, 6.50%, 2/01/14	United States	100,000	10
senior sub. note, 6.875%, 3/01/16	United States	1,000,000	100
[c]Sugarhouse HSP Gaming Prop Mezz LP/Finance Corp., senior secured note, 144A, 8.625%, 4/15/16	United States	1,200,000	1,188,000
			16,478,855
Diversified Financials 4.1%			
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,500,000	1,357,500
[d]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	2,500,000	2,128,500
GMAC Inc.,			
senior note, 6.875%, 8/28/12	United States	2,000,000	2,042,500
sub. note, 8.00%, 12/31/18	United States	800,000	732,000
International Lease Finance Corp.,			
senior note, 8.25%, 12/15/20	United States	1,300,000	1,277,250
senior note, R, 5.65%, 6/01/14	United States	2,800,000	2,611,000
[c]senior secured note, 144A, 6.75%, 9/01/16	United States	1,200,000	1,209,000
TransUnion LLC/TransUnion FICO, senior note, 11.375%, 6/15/18	United States	600,000	655,500
			12,013,250
Energy 18.0%			
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	United States	1,100,000	1,031,250
6.25%, 6/01/21	United States	1,100,000	1,032,625
Antero Resources Finance, senior note,			
9.375%, 12/01/17	United States	2,600,000	2,717,000
[c]144A, 7.25%, 8/01/19	United States	200,000	191,000
[c]Arch Coal Inc., senior note, 144A,			
7.00%, 6/15/19	United States	700,000	668,500
7.25%, 6/15/21	United States	1,000,000	967,500
BreitBurn Energy Partners LP, senior note, 8.625%, 10/15/20	United States	1,200,000	1,182,000
[c]Calumet Specialty Products Partners LP/Finance Corp., senior note, 144A, 9.375%,			
5/01/19	United States	800,000	740,000
5/01/19	United States	900,000	841,500
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	1,400,000	1,407,000
8.25%, 9/01/21	United States	600,000	550,500
[c]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	3,500,000	2,992,500
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	2,900,000	3,001,500
6.125%, 2/15/21	United States	1,000,000	1,012,500
[c]Clayton Williams Energy Inc., senior note, 144A, 7.75%, 4/01/19	United States	1,400,000	1,211,000
[c]Compagnie Generale de Geophysique-Veritas, senior note, 144A, 6.50%, 6/01/21	France	2,500,000	2,343,750
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	500,000	525,000
8.25%, 4/01/20	United States	500,000	528,750
[c]144A, 6.375%, 3/01/21	United States	300,000	291,000
[c]Eagle Rock Energy Partners LP/Finance Corp., senior note, 144A, 8.375%, 6/01/19	United States	1,400,000	1,351,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,200,000	1,239,000
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	2,500,000	2,450,000
[d]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	1,900,000	1,928,500
[c]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	3,000,000	2,625,000

[c]Goodrich Petroleum Corp., senior note, 144A, 8.875%, 3/15/19	United States	1,700,000	1,649,000
Linn Energy LLC/Finance Corp., senior note,			
8.625%, 4/15/20	United States	2,000,000	2,070,000
7.75%, 2/01/21	United States	700,000	703,500
[c]144A, 6.50%, 5/15/19	United States	600,000	555,000
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	1,500,000	1,496,250
Offshore Group Investment Ltd., senior secured note,			
11.50%, 8/01/15	United States	1,300,000	1,345,500
[c]144A, 11.50%, 8/01/15	United States	400,000	414,000
Peabody Energy Corp., senior note, 6.50%, 9/15/20	United States	1,700,000	1,795,625
[c]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	1,600,000	1,400,000
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	United States	2,200,000	2,266,000
Quicksilver Resources Inc., senior note,			
8.25%, 8/01/15	United States	2,000,000	1,910,000
9.125%, 8/15/19	United States	300,000	295,500
SandRidge Energy Inc., senior note,			
8.75%, 1/15/20	United States	300,000	295,500
[c]144A, 8.00%, 6/01/18	United States	2,500,000	2,362,500
[c]144A, 7.50%, 3/15/21	United States	400,000	370,000
[c]W&T Offshore Inc., senior note, 144A, 8.50%, 6/15/19	United States	1,500,000	1,462,500
			53,219,250
Food & Staples Retailing 1.0%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	1,800,000	1,908,000
8.00%, 8/15/20	United States	1,000,000	1,047,500
			2,955,500
Food, Beverage & Tobacco 2.6%			
[c]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	United States	2,500,000	2,125,000
[c]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	Poland	700,000	511,000
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	2,800,000	2,849,000
Pinnacle Foods Finance LLC, senior note,			
9.25%, 4/01/15	United States	1,300,000	1,296,750
8.25%, 9/01/17	United States	1,000,000	980,000
			7,761,750
Health Care Equipment & Services 5.7%			
Aviv Healthcare Properties LP, senior note, 7.75%, 2/15/19	United States	2,000,000	1,895,000
[c]CDRT Merger Sub Inc., senior note, 144A, 8.125%, 6/01/19	United States	1,000,000	930,000
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	3,200,000	3,152,000
[c]ExamWorks Group Inc., senior note, 144A, 9.00%, 7/15/19	United States	700,000	658,000
HCA Inc.,			
senior note, 7.50%, 2/15/22	United States	800,000	740,000
senior secured bond, 7.25%, 9/15/20	United States	900,000	913,500
senior secured note, 7.875%, 2/15/20	United States	1,000,000	1,040,000
[c]MedAssets Inc., senior note, 144A, 8.00%, 11/15/18	United States	2,000,000	1,915,000
[h]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	2,300,000	2,311,500
Universal Health Services Inc., senior note, 7.00%, 10/01/18	United States	2,100,000	2,060,625
Vanguard Health Holding Co. II LLC/Inc., senior note, 8.00%, 2/01/18	United States	1,300,000	1,199,250
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	64,000	41,920
			16,856,795
Materials 9.1%			
[c]Aleris International Inc., senior note, 144A, 7.625%, 2/15/18	United States	700,000	631,750
[c]Atkore International Inc., senior secured note, 144A, 9.875%, 1/01/18	United States	1,900,000	1,729,000
[c]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	3,500,000	2,366,875
[c]Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	United States	2,000,000	1,605,000
[c]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	United States	1,400,000	1,316,000
[c]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	800,000	748,000
6.875%, 2/01/18	Australia	2,000,000	1,770,000
[c]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	200,000	191,000
[c]Ineos Group Holdings Ltd., senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	2,000,000	1,490,000
[c]Kinove German Bondco GmbH, senior secured note, 144A, 9.625%, 6/15/18	Germany	1,600,000	1,456,000
[c]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	2,500,000	2,325,000
[e]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	2,500,000	1,868,750

B, 144A, 15.00%, 4/01/21	United States	852,000	523,980
			8,836,230
Total Corporate Bonds (Cost $302,421,891)			281,872,056
[f]**Senior Floating Rate Interests 1.0%**			
Media 0.7%			
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 3/16/19	United States	1,500,000	1,396,875
Univision Communications Inc., Initial Term Loan, 2.239%, 9/29/14	United States	874,148	790,011
			2,186,886
Utilities 0.3%			
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.726% - 4.772%, 10/10/17	United States	1,431,288	963,884
Total Senior Floating Rate Interests (Cost $3,423,957)			3,150,770
Total Investments before Short Term Investments (Cost $307,481,069)			285,600,555
Short Term Investments (Cost $4,935,666) 1.7%			
Repurchase Agreements 1.7%			
[i]Joint Repurchase Agreement, 0.029%, 10/03/11 (Maturity Value $4,935,678)	United States	4,935,666	4,935,666
Barclays Capital Inc. (Maturity Value $475,997)			
BNP Paribas Securities Corp. (Maturity Value $594,996)			
Credit Suisse Securities (USA) LLC (Maturity Value $1,090,933)			
Deutsche Bank Securities Inc. (Maturity Value $988,764)			
HSBC Securities (USA) Inc. (Maturity Value $594,996)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $594,996)			
Morgan Stanley & Co. LLC (Maturity Value $198,316)			
UBS Securities LLC (Maturity Value $396,680)			
Collateralized by U.S. Government Agency Securities, 0.00% - 5.25%, 12/07/11 - 5/04/37; [k]U.S. Treasury Bills, 12/15/11 - 9/20/12; U.S. Treasury Bonds, 9.25%, 2/15/16; and U.S. Treasury Notes, 0.375% - 4.25%, 1/15/12 – 7/31/16 (valued at $5,053,074)			
Total Investments (Cost $312,416,735) 98.1%			290,536,221
Other Assets, less Liabilities 1.9%			5,529,146
Net Assets 100.0%			$ 296,065,367

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At September 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
C Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2011, the aggregate value of these securities was $122,594,257, representing 41.41% of net assets.
d Perpetual security with no stated maturity date.
e Defaulted security or security for which income has been deemed uncollectible.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30,2011, the value of this security was $191, representing less than
0.01% of net assets.
9The coupon rate shown represents the rate at period end.
h Income may be received in additional securities and/or cash.
i Security purchased on a when-issued basis.
i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2011, all repurchase agreements had been entered into on that date.
kThe security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Counterparty
DBAB - Deutsche Bank AG

Currency
EUR - Euro

Selected Portfolio
FICO - Financing Corp.
FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Xerox Corp.	United States	1,000,000	6,970,000
			65,120,000
Materials 0.5%			
Barrick Gold Corp.	Canada	700,000	32,655,000
Freeport-McMoRan Copper & Gold Inc., B	United States	237,286	7,225,359
			39,880,359
Telecommunication Services 2.7%			
AT&T Inc.	United States	2,000,000	57,040,000
CenturyLink Inc.	United States	500,000	16,560,000
France Telecom SA	France	528,500	8,647,944
Frontier Communications Corp.	United States	988,047	6,036,967
SK Telecom Co. Ltd., ADR	South Korea	365,600	5,143,992
Telstra Corp. Ltd.	Australia	10,000,000	29,799,187
Vodafone Group PLC	United Kingdom	27,500,000	70,823,625
			194,051,715
Utilities 10.2%			
AGL Resources Inc.	United States	450,000	18,333,000
American Electric Power Co. Inc.	United States	1,523,800	57,934,876
Dominion Resources Inc.	United States	600,000	30,462,000
Duke Energy Corp.	United States	1,000,000	19,990,000
[a]Dynegy Inc.	United States	2,500,000	10,300,000
Entergy Corp.	United States	850,000	56,346,500
FirstEnergy Corp.	United States	750,000	33,682,500
NextEra Energy Inc.	United States	1,000,000	54,020,000
PG&E Corp.	United States	1,650,000	69,811,500
Pinnacle West Capital Corp.	United States	300,000	12,882,000
PPL Corp.	United States	1,250,000	35,675,000
Progress Energy Inc.	United States	1,200,000	62,064,000
Public Service Enterprise Group Inc.	United States	2,100,000	70,077,000
Sempra Energy	United States	1,100,000	56,650,000
The Southern Co.	United States	1,000,000	42,370,000
TECO Energy Inc.	United States	2,500,000	42,825,000
Xcel Energy Inc.	United States	2,303,564	56,874,995
			730,298,371
Total Common Stocks and Other Equity Interests (Cost $2,470,470,971)			2,370,595,040
Equity-Linked Securities 2.0%			
Consumer Discretionary 0.3%			
Credit Suisse into Lowe's Cos. Inc., 7.00%	United States	400,000	7,791,240
[d]JPMorgan Chase & Co. into Target Corp., 6.25%, 144A	United States	300,000	14,720,700
			22,511,940
Energy 0.2%			
[d]Deutsche Bank AG into Chesapeake Energy Corp., 8.50%, 144A	United States	500,000	12,842,000
Financials 0.0%†			
[d]Morgan Stanley into First Solar Inc., 8.00%, 144A	United States	35,000	2,441,425
Industrials 0.2%			
Citgroup into General Electric Co., 8.00%	United States	358,000	5,785,280
[d]JPMorgan Chase & Co. into General Electric Co., 7.50%, 144A	United States	500,000	7,788,150
			13,573,430
Information Technology 0.8%			
[e]Credit Suisse into Intel Corp., 9.00%	United States	750,000	16,083,750
[d]Deutsche Bank AG into Intel Corp., 8.00%, 144A	United States	500,000	10,694,800
[d]The Goldman Sachs Group Inc. into Research In Motion Ltd., 8.00%, 144A	United States	200,000	4,156,940
[d]The Goldman Sachs Group Inc. into Xerox Corp., 8.00%, 144A	United States	1,260,000	9,000,923
[d]Morgan Stanley into Apple Inc., 7.50%, 144A	United States	40,000	14,749,000
			54,685,413
Materials 0.5%			
[d]Barclays Bank PLC into Nucor Corp., 8.00%, 144A	United States	300,000	9,488,010
[d]UBS AG into Newmont Mining Corp., 8.00%, 144A	United States	400,000	24,881,520
			34,369,530
Total Equity-Linked Securities (Cost $165,310,525)			140,423,738

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Convertible Preferred Stocks 3.2%			
Consumer Discretionary 0.2%			
General Motors Co., 4.75%, cvt. pfd., B	United States	322,400	11,309,792
Energy 0.3%			
ATP Oil & Gas Corp., 8.00%, cvt. pfd., B	United States	50,000	2,974,500
[d]SandRidge Energy Inc., 7.00%, cvt. pfd., 144A	United States	190,000	20,187,500
			23,162,000
Financials 2.5%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	90,000	68,939,100
Citigroup Inc., 7.50%, cvt. pfd.	United States	54,200	4,315,946
[a]Fannie Mae, 5.375%, cvt. pfd.	United States	600	3,389,994
Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	400,000	8,044,000
MetLife Inc., 5.00%, cvt. pfd.	United States	525,000	29,694,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	61,000	63,104,500
			177,487,540
Health Care 0.1%			
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	13,500	9,871,875
Materials 0.1%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	200,000	9,794,000
Total Convertible Preferred Stocks (Cost $302,876,866)			231,625,207
Preferred Stocks 0.5%			
Consumer Discretionary 0.0%[†]			
[a]Motors Liquidation Co., Escrow pfd., C	United States	1,400,000	475,580
Financials 0.5%			
Ally Financial Inc., 8.50%, pfd., A	United States	75,000	1,308,750
[a]Fannie Mae, 6.75%, pfd.	United States	500,000	822,500
[a]Fannie Mae, 7.625%, pfd., R	United States	800,000	1,344,000
[a]Fannie Mae, 8.25%, pfd.	United States	851,500	1,617,850
[a]Freddie Mac, 8.375%, pfd., Z	United States	1,549,200	3,098,400
[d]GMAC Inc., 7.00%, pfd., 144A	United States	36,265	24,287,352
			32,478,852
Total Preferred Stocks (Cost $109,405,161)			32,954,432
		Principal Amount	
Convertible Bonds 1.1%			
Financials 1.0%			
[d]Forest City Enterprises Inc., cvt., senior note, 144A, 4.25%, 8/15/18	United States	20,000,000	16,475,000
[f]iStar Financial Inc., cvt., senior note, FRN, 0.746%, 10/01/12	United States	57,500,000	50,692,000
			67,167,000
Materials 0.1%			
[d]Cemex SAB de CV, cvt., sub. note, 144A,			
3.25%, 3/15/16	Mexico	9,100,000	4,635,540
3.75%, 3/15/18	Mexico	7,920,000	3,955,248
			8,590,788
Total Convertible Bonds (Cost $87,329,862)			75,757,788
Corporate Bonds 49.3%			
Consumer Discretionary 7.1%			
[d]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	5,300,000	4,955,500
[d]AMC Networks Inc., senior note, 144A, 7.75%, 7/15/21	United States	4,700,000	4,841,000
Cablevision Systems Corp., senior note,			
7.75%, 4/15/18	United States	35,000,000	35,525,000
8.00%, 4/15/20	United States	27,500,000	28,118,750
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	42,829,272	49,039,516
CCO Holdings LLC/Capital Corp., senior note,			
8.125%, 4/30/20	United States	22,200,000	23,199,000
6.50%, 4/30/21	United States	20,000,000	19,000,000
[d]Cequel Communications Holdings I LLC, senior note, 144A, 8.625%, 11/15/17	United States	10,000,000	9,950,000
[d]Chrysler Group LLC/CG Co-Issuer Inc., senior secured note, 144A,			
8.00%, 6/15/19	United States	25,000,000	19,687,500
8.25%, 6/15/21	United States	12,800,000	9,920,000

[d]CityCenter Holdings/Finance, senior secured note, 144A,				
7.625%, 1/15/16	United States	4,100,000		3,874,500
[g]PIK, 10.75%, 1/15/17	United States	6,755,733		6,020,371
Clear Channel Communications Inc., senior note,				
10.75%, 8/01/16	United States	12,000,000		6,225,000
9.00%, 3/01/21	United States	69,100,000		51,652,250
Clear Channel Worldwide Holdings Inc., senior note, B, 9.25%, 12/15/17	United States	17,000,000		17,467,500
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	15,000,000		13,350,000
[d,h]Cumulus Media Inc., senior note, 144A, 7.75%, 5/01/19	United States	10,000,000		8,475,000
[b,c,g]Dex One Corp., senior sub. note, PIK, 7.00%, 1/29/17	United States	32,511,674		6,990,010
[d]DISH DBS Corp., senior note, 144A, 6.75%, 6/01/21	United States	10,000,000		9,600,000
Ford Motor Credit Co. LLC, senior note, 12.00%, 5/15/15	United States	12,900,000		15,576,750
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	9,700,000		9,918,250
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	10,000,000		10,137,500
Host Hotels & Resorts LP, senior note, T, 9.00%, 5/15/17	United States	12,900,000		13,996,500
Hyatt Hotels Corp., senior note, 5.375%, 8/15/21	United States	7,500,000		7,752,143
KB Home, senior note,				
5.75%, 2/01/14	United States	6,500,000		5,687,500
6.25%, 6/15/15	United States	15,000,000		12,075,000
7.25%, 6/15/18	United States	10,600,000		8,374,000
MGM Resorts International, senior note,				
6.75%, 4/01/13	United States	7,500,000		7,312,500
[d]144A, 10.00%, 11/01/16	United States	20,000,000		19,000,000
[d]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	11,700,000		9,623,250
[d]Unitymedia Hessen/NRW, senior secured note, 144A,8.125%,				
12/01/17	Germany	6,300,000		6,357,740
12/01/17	Germany	5,500,000	EUR	7,369,627
[d]UPC Germany GmbH, senior secured note, 144A, 9.625%, 12/01/19	Germany	3,000,000	EUR	3,893,520
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	12,500,000		11,812,500
Virgin Media Secured Finance, senior secured note, 7.00%, 1/15/18	United Kingdom	2,100,000	GBP	3,401,604
Visant Corp., senior note, 10.00%, 10/01/17	United States	32,800,000		30,504,000
				510,683,281
Consumer Staples 0.7%				
[d]Boparan Holdings Ltd., senior note, 144A,				
9.75%, 4/30/18	United Kingdom	7,000,000	EUR	7,465,759
9.875%, 4/30/18	United Kingdom	7,500,000	GBP	9,201,326
JBS USA LLC/Finance Inc., senior note,				
11.625%, 5/01/14	Brazil	10,000,000		10,800,000
[d]144A, 7.25%, 6/01/21	Brazil	7,500,000		6,225,000
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	17,500,000		16,625,000
				50,317,085
Energy 8.4%				
Antero Resources Finance, senior note,				
9.375%, 12/01/17	United States	14,600,000		15,257,000
[d]144A, 7.25%, 8/01/19	United States	3,900,000		3,724,500
[d]Arch Coal Inc., senior note, 144A, 7.25%, 6/15/21	United States	11,100,000		10,739,250
ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	15,000,000		10,518,750
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	7,765,750		8,037,551
[d]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	25,000,000		21,375,000
Chesapeake Energy Corp., senior note,				
9.50%, 2/15/15	United States	10,000,000		11,325,000
6.50%, 8/15/17	United States	34,000,000		35,360,000
6.875%, 8/15/18	United States	16,200,000		16,767,000
7.25%, 12/15/18	United States	33,000,000		35,310,000
[d]Compagnie Generale de Geophysique-Veritas, senior note, 144A, 6.50%, 6/01/21	France	12,500,000		11,718,750
[d]Connacher Oil and Gas Ltd., secured note, 144A, 8.50%, 8/01/19	Canada	7,500,000		5,812,500
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	6,800,000		7,191,000
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	22,000,000		25,641,660
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	8,100,000		8,363,250
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	15,000,000		14,700,000
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	10,500,000		9,292,500
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	27,500,000		24,062,500
Linn Energy LLC/Finance Corp., senior note, 8.625%, 4/15/20	United States	20,000,000		20,700,000
[d]OGX Petroleo E Gas Participacoes SA, senior note, 144A, 8.50%, 6/01/18	Brazil	15,000,000		13,518,750

Petrohawk Energy Corp., senior note,			
10.50%, 8/01/14	United States	6,300,000	7,103,250
7.875%, 6/01/15	United States	18,000,000	19,327,500
[d]Petroplus Finance Ltd., senior note, 144A,			
6.75%, 5/01/14	Switzerland	17,515,000	15,325,625
7.00%, 5/01/17	Switzerland	30,000,000	24,450,000
9.375%, 9/15/19	Bermuda	5,000,000	4,300,000
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	20,000,000	19,700,000
[c]Sabine Pass LNG LP, senior secured note,			
7.25%, 11/30/13	United States	10,000,000	9,725,000
7.50%, 11/30/16	United States	35,000,000	32,550,000
SandRidge Energy Inc., senior note,			
8.75%, 1/15/20	United States	23,500,000	23,147,500
[d]144A, 9.875%, 5/15/16	United States	20,000,000	20,700,000
[d]144A, 8.00%, 6/01/18	United States	21,800,000	20,601,000
[d]144A, 7.50%, 3/15/21	United States	13,300,000	12,302,500
SESI LLC, senior note, 6.875%, 6/01/14	United States	18,500,000	18,638,750
Tesoro Corp., senior note, 9.75%, 6/01/19	United States	10,400,000	11,284,000
[d]W&T Offshore Inc., senior note, 144A, 8.50%, 6/15/19	United States	40,500,000	39,487,500
[d]Western Refining Inc.,			
[f]senior note, 144A, FRN, 10.75%, 6/15/14	United States	5,000,000	5,262,500
senior secured note, 144A, 11.25%, 6/15/17	United States	5,000,000	5,425,000
			598,745,086
Financials 9.0%			
Ally Financial Inc., senior note, 8.00%, 3/15/20	United States	10,000,000	9,250,000
[i]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter,			
Perpetual	United States	5,000,000	4,257,000
[d]CIT Group Inc., secured bond, 144A,7.00%,			
5/04/15	United States	72,500,000	72,046,875
5/02/16	United States	155,000,000	150,737,500
5/02/17	United States	125,000,000	121,250,000
CNL Income Properties Inc., senior note, 7.25%, 4/15/19	United States	15,000,000	12,975,000
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	10,003,000	10,453,135
Hexion U.S. Finance Corp., senior secured note, 8.875%, 2/01/18	United States	8,000,000	6,640,000
International Lease Finance Corp., senior note,			
8.75%, 3/15/17	United States	20,000,000	20,150,000
8.875%, 9/01/17	United States	20,000,000	20,200,000
[i]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter,			
Perpetual	United States	110,000,000	113,300,000
[d,f]Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%, 6/15/88	United States	25,000,000	30,000,000
[d,i]M&T Bank Corp., 144A, 6.875% to 6/15/16, FRN thereafter, Perpetual	United States	12,000,000	11,940,000
[i]Wells Fargo Capital XIII, pfd., 7.70% to 3/26/13, FRN thereafter, Perpetual	United States	5,600,000	5,628,000
[i]Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	United States	55,000,000	55,000,000
			643,827,510
Health Care 5.0%			
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	55,000,000	54,175,000
[d]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	4,900,000	4,924,500
[d]HCA Holdings Inc., senior note, 144A, 7.75%, 5/15/21	United States	10,000,000	9,425,000
HCA Inc.,			
senior note, 6.375%, 1/15/15	United States	5,000,000	4,887,500
senior note, 6.50%, 2/15/16	United States	20,000,000	19,200,000
[e]senior note, 8.00%, 10/01/18	United States	12,000,000	11,745,000
senior note, 7.50%, 2/15/22	United States	34,500,000	31,912,500
senior secured note, 8.50%, 4/15/19	United States	20,000,000	21,300,000
senior secured note, 6.50%, 2/15/20	United States	30,000,000	29,400,000
senior secured note, 7.875%, 2/15/20	United States	20,000,000	20,800,000
[d]Mylan Inc., senior note, 144A, 6.00%, 11/15/18	United States	4,000,000	3,910,000
Tenet Healthcare Corp.,			
senior note, 8.00%, 8/01/20	United States	24,600,000	22,447,500
[f]senior note, FRN, 9.25%, 2/01/15	United States	13,500,000	13,567,500
senior secured note, 9.00%, 5/01/15	United States	40,000,000	42,400,000
senior secured note, 10.00%, 5/01/18	United States	41,250,000	44,859,375
Vanguard Health Holding Co. II LLC/Inc., senior note,			
8.00%, 2/01/18	United States	23,100,000	21,309,750

7.75%, 2/01/19	United States	4,000,000	3,585,000
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	228,000	149,340
			359,997,965
Industrials 2.8%			
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	11,900,000	10,962,875
[d]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	25,000,000	21,125,000
[d]Ceva Group PLC, senior secured note, 144A,			
8.375%, 12/01/17	United Kingdom	7,500,000	6,675,000
11.50%, 4/01/18	United Kingdom	30,300,000	27,695,577
[d]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	10,860,000	11,240,100
Hertz Corp., senior note,			
8.875%, 1/01/14	United States	6,951,000	6,985,755
6.75%, 4/15/19	United States	7,500,000	6,843,750
Interactive Data Corp., senior note, 10.25%, 8/01/18	United States	5,000,000	5,400,000
The Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	10,000,000	9,825,000
[d]Pinafore LLC/Inc., senior secured note, 144A, 9.25%, 10/01/18	United States	3,212,000	3,308,360
RBS Global & Rexnord Corp.,			
senior note, 8.50%, 5/01/18	United States	28,900,000	27,816,250
senior sub. note, 11.75%, 8/01/16	United States	13,500,000	13,837,500
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	45,000,000	40,050,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	9,800,000	9,016,000
			200,781,167
Information Technology 6.8%			
Advanced Micro Devices Inc., senior note, 8.125%, 12/15/17	United States	5,000,000	5,025,000
[d]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	28,725,000	25,421,625
CDW LLC/Finance Corp.,			
senior note, 11.00%, 10/12/15	United States	442,000	443,105
senior sub. note, 12.535%, 10/12/17	United States	5,000,000	4,800,000
Ceridian Corp., senior note, 11.25%, 11/15/15	United States	20,000,000	16,600,000
[d]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	4,000,000	3,920,000
First Data Corp.,			
[d]senior bond, 144A, 12.625%, 1/15/21	United States	80,000,000	59,600,000
senior note, 9.875%, 9/24/15	United States	5,000,000	4,212,500
senior note, 9.875%, 9/24/15	United States	4,645,000	3,890,188
[g]senior note, PIK, 10.55%, 9/24/15	United States	10,000,000	8,150,000
[d]senior secured bond, 144A, 8.25%, 1/15/21	United States	45,000,000	35,775,000
[d]senior secured note, 144A, 8.875%, 8/15/20	United States	3,000,000	2,835,000
[d,g]senior secured note, 144A, PIK, 10.55%, 1/15/22	United States	33,188,000	26,384,460
senior sub. note, 11.25%, 3/31/16	United States	56,000,000	38,080,000
Freescale Semiconductor Inc.,			
senior note, 10.125%, 12/15/16	United States	20,000,000	20,450,000
[h]senior note, 8.05%, 2/01/20	United States	35,000,000	31,850,000
senior note, 10.75%, 8/01/20	United States	64,846,000	65,170,230
[d]senior secured note, 144A, 10.125%, 3/15/18	United States	4,438,000	4,637,710
[d]senior secured note, 144A, 9.25%, 4/15/18	United States	51,700,000	53,380,250
[d]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	8,600,000	9,062,250
Sanmina-SCI Corp.,			
[d]senior note, 144A, 7.00%, 5/15/19	United States	15,000,000	13,575,000
senior sub. note, 8.125%, 3/01/16	United States	10,600,000	10,732,500
[d]Sterling Merger Inc., senior note, 144A, 11.00%, 10/01/19	United States	7,500,000	7,162,500
SunGard Data Systems Inc.,			
senior note, 10.625%, 5/15/15	United States	7,500,000	7,856,250
senior note, 7.625%, 11/15/20	United States	10,000,000	9,350,000
senior sub. note, 10.25%, 8/15/15	United States	14,500,000	14,717,500
			483,081,068
Materials 2.7%			
Berry Plastics Corp., senior secured note, 9.75%, 1/15/21	United States	5,000,000	4,275,000
[d]Building Materials Corp. of America, senior note, 144A, 6.75%, 5/01/21	United States	10,000,000	9,525,000
[d]Cemex Finance LLC, senior secured note, 144A, 9.50%, 12/14/16	United States	3,000,000	2,205,000
[d]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	20,000,000	13,525,000
[d]Dynacast International LLC/Finance Inc., secured note, 144A, 9.25%, 7/15/19	United States	10,000,000	9,100,000
[d]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	14,000,000	13,090,000
6.875%, 2/01/18	Australia	11,900,000	10,531,500

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding holdings of 5% voting securities.
C At September 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30,2011, the aggregate value of these securities was $1,679,206,086, representing 23.48% of net assets.
e A portion or all of the security purchased on a when-issued or delayed delivery basis.
fThe coupon rate shown represents the rate at period end.
9 Income may be received in additional securities and/or cash.
h A portion or all of the security is on loan at September 30, 2011.
i Perpetual security with no stated maturity date.
i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2011, all repurchase agreements had been entered into on that date.
kThe security is traded on a discount basis with no stated coupon rate.
IThe rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2011 (unaudited) (continued)

ABBREVIATIONS

Currency

EUR - Euro
GBP - British Pound

Selected Portfolio

ADR - American Depositary Receipt
AGMC - Assured Guaranty Municipal Corp.
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
LlC - Letter of Credit
MTN - Medium Term Note
NATL - National Public Financial Guarantee Corp.
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

a Non-income producing.
bInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2011, all repurchase agreements had been entered into on that date.
'The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Non-income producing.
bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

tRounds to less than 0,1% of net assets,
aNon-income producing,
bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Roper Industries Inc.	170,000	11,714,700
		39,843,677
Energy 12.6%		
Arch Coal Inc.	111,500	1,625,670
[a]Atwood Oceanics Inc.	405,400	13,929,544
Bristow Group Inc.	503,800	21,376,234
CONSOL Energy Inc.	68,500	2,324,205
Energen Corp.	219,000	8,954,910
[a]Helix Energy Solutions Group Inc.	768,900	10,072,590
[a]Oil States International Inc.	255,200	12,994,784
[b]Overseas Shipholding Group Inc.	371,000	5,097,540
Peabody Energy Corp.	103,200	3,496,416
[a]Rowan Cos. Inc.	638,100	19,264,239
Teekay Corp. (Canada)	226,831	5,128,649
Tidewater Inc.	443,700	18,657,585
[a]Unit Corp.	333,900	12,327,588
		135,249,954
Food & Staples Retailing 0.4%		
Casey's General Stores Inc.	90,600	3,954,690
Food, Beverage & Tobacco 1.3%		
Lancaster Colony Corp.	234,400	14,300,744
Health Care Equipment & Services 2.8%		
Hill-Rom Holdings Inc.	6,000	180,120
STERIS Corp.	382,500	11,195,775
Teleflex Inc.	227,900	12,254,183
West Pharmaceutical Services Inc.	157,500	5,843,250
		29,473,328
Industrial Conglomerates 1.1%		
Carlisle Cos. Inc.	353,400	11,266,392
Insurance 12.5%		
American National Insurance Co.	66,900	4,632,825
Arthur J. Gallagher & Co.	168,200	4,423,660
Aspen Insurance Holdings Ltd.	550,100	12,674,304
The Hanover Insurance Group Inc.	372,200	13,213,100
HCC Insurance Holdings Inc.	188,200	5,090,810
Montpelier Re Holdings Ltd. (Bermuda)	649,000	11,474,320
Old Republic International Corp.	1,401,500	12,501,380
Protective Life Corp.	1,135,000	17,740,050
RLI Corp.	127,700	8,119,166
StanCorp Financial Group Inc.	401,000	11,055,570
Tower Group Inc.	659,900	15,085,314
Transatlantic Holdings Inc.	143,900	6,982,028
Validus Holdings Ltd. (Bermuda)	422,700	10,533,684
		133,526,211
Machinery 13.8%		
[a]Astec Industries Inc.	330,200	9,668,256
Briggs & Stratton Corp.	588,900	7,956,039
CIRCOR International Inc.	122,102	3,586,136
[a]EnPro Industries Inc.	329,000	9,764,720
Gardner Denver Inc.	238,800	15,175,740
Graco Inc.	214,900	7,336,686
Kaydon Corp.	216,000	6,194,880
Kennametal Inc.	397,300	13,007,602
Lincoln Electric Holdings Inc.	419,000	12,155,190
Mueller Industries Inc.	409,000	15,783,310
Nordson Corp.	209,800	8,337,452
Pentair Inc.	175,000	5,601,750
Timken Co.	90,000	2,953,800
Trinity Industries Inc.	764,400	16,365,804
[a]Wabash National Corp.	1,473,000	7,026,210

Investments from Cash Collateral Received for Loaned Securities 0.5%		
Money Market Funds (Cost $2,536,889) 0.2%		
[e]BNY Institutional Cash Reserve Fund, Series B	2,536,889	2,029,511
	Principal Amount	
[d]Repurchase Agreements 0.3%		
Barclays Capital Inc., 0.05%, 10/03/11 (Maturity Value $500,002) Collateralized by U.S. Treasury Bonds, 4.25% - 6.375%, 8/15/27 - 11/15/40; U.S. Treasury Notes, 0.75%, 6/15/14; and U.S. Treasury Strips, 10/15/15 - 4/15/29 (valued at $ 510,000)	500,000	500,000
BNP Paribas Securities Corp., 0.10%, 10/03/11 (Maturity Value $600,005) Collateralized by [e]U.S. Government and Agency Discount Notes, 10/05/11 - 3/30/12; U.S. Government and Agency Securities, 0.00% - 7.25%, 10/03/11 - 11/07/36; and U.S. Government Agency Strips, 10/08/27 (valued at $ 612,002)	600,000	600,000
Citigroup Global Markets Inc., 0.05%, 10/03/11 (Maturity Value $513,318) Collateralized by U.S. Treasury Notes, 2.00% - 2.375%, 7/15/14 - 2/28/15; U.S. Treasury Strips, 2/1/13 - 8/15/39 (valued at $ 523,582)	513,316	513,316
Deutsche Bank Securities Inc, 0.05%, 10/03/11 (Maturity Value $600,003) Collateralized by U.S. Government and Agency Securities, 2.625% - 5.50%, 10/15/13 - 7/15/36 (valued at $ 612,005)	600,000	600,000
HSBC Securities (USA) Inc., 0.05%, 10/03/11 (Maturity Value $500,002) Collateralized by U.S. Government and Agency Securities, 0.00% - 6.125%, 12/15/11 - 11/15/28 (valued at $ 510,006)	500,000	500,000
RBS Securities Inc., 0.07%, 10/03/11 (Maturity Value $500,003) Collateralized by [e]U.S. Government and Agency Discount Notes, 5/02/12; and U.S. Government and Agency Securities, 0.35% - 10.35%, 11/15/11 - 6/08/37 (valued at $ 510,001)	500,000	500,000
Total Repurchase Agreements (Cost $3,213,316)		3,213,316
Total Investments from Cash Collateral Received for Loaned Securities (Cost $5,750,205)		5,242,827
Total Investments (Cost $1,067,137,899) 100.8%		1,079,360,617
Other Assets, less Liabilities (0.8)%		(8,889,515)
Net Assets 100.0%		$ 1,070,471,102

'Non-income producing.
b A portion or all of the security is on loan at September 30, 2011.
'The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
dAt September 30, 2011, all repurchase agreements had been entered into on that date
'The security is traded on a discount basis with no stated coupon rate.

Franklin Small-Mid Cap Growth Securities Fund	Shares		Value
Common Stocks 97.5%			
Consumer Discretionary 21.0%			
Abercrombie & Fitch Co., A	45,000	$	2,770,200
[a]Blue Nile Inc.	73,500		2,593,080
[a]BorgWarner Inc.	192,000		11,621,760
[a]Buffalo Wild Wings Inc.	139,300		8,330,140
[a]Chipotle Mexican Grill Inc.	23,000		6,967,850
[a]Ctrip.com International Ltd., ADR (China)	72,000		2,315,520
[a]Dick's Sporting Goods Inc.	259,300		8,676,178
[a]Discovery Communications Inc., A	142,700		5,368,374
[a]Discovery Communications Inc., C	62,400		2,193,360
[a]Dollar General Corp.	326,500		12,328,640
Guess? Inc.	240,100		6,840,449
[a]Iconix Brand Group Inc.	168,100		2,655,980
International Game Technology	360,200		5,233,706
Jarden Corp.	312,200		8,822,772
Nordstrom Inc.	168,100		7,678,808
[a]Peet's Coffee & Tea Inc.	132,000		7,344,480
Ralph Lauren Corp.	55,000		7,133,500
Starwood Hotels & Resorts Worldwide Inc.	96,100		3,730,602
[a]Tenneco Inc.	201,600		5,162,976
Tractor Supply Co.	84,000		5,254,200
[a]Ulta Salon Cosmetics & Fragrance Inc.	75,000		4,667,250
[a]Under Armour Inc., A	96,100		6,382,001
[a]Urban Outfitters Inc.	297,700		6,644,664
Wolverine World Wide Inc.	327,176		10,878,602
Wynn Resorts Ltd.	48,000		5,523,840
			157,118,932
Consumer Staples 4.6%			
[a]Boston Beer Inc., A	70,000		5,089,000
[a]Hansen Natural Corp.	100,000		8,729,000
Mead Johnson Nutrition Co., A	110,400		7,598,832
[a]TreeHouse Foods Inc.	129,600		8,014,464
Whole Foods Market Inc.	80,000		5,224,800
			34,656,096
Energy 6.9%			
[a]Cameron International Corp.	153,700		6,384,698
[a]FMC Technologies Inc.	192,000		7,219,200
[a]Oil States International Inc.	72,000		3,666,240
QEP Resources Inc.	365,000		9,880,550
SM Energy Co.	176,500		10,704,725
[a]Superior Energy Services Inc.	140,000		3,673,600
[a]Whiting Petroleum Corp.	280,000		9,822,400
			51,351,413
Financials 5.0%			
[a]Affiliated Managers Group Inc.	96,100		7,500,605
First Niagara Financial Group Inc.	161,700		1,479,555
Hancock Holding Co.	156,000		4,177,680
[a]IntercontinentalExchange Inc.	42,800		5,061,528
Lazard Ltd., A	183,800		3,878,180
[a]Signature Bank	125,000		5,966,250
T. Rowe Price Group Inc.	188,165		8,988,642
			37,052,440
Health Care 14.4%			
[a]Allscripts Healthcare Solutions Inc.	275,600		4,966,312
[a]ArQule Inc.	398,000		2,009,900
C. R. Bard Inc.	55,000		4,814,700
[a]CareFusion Corp.	240,000		5,748,000
[a]Cerner Corp.	144,000		9,866,880
[a]Community Health Systems Inc.	326,600		5,434,624
[a]Coventry Health Care Inc.	162,400		4,678,744
[a]DaVita Inc.	111,700		7,000,239

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

[a]Trimble Navigation Ltd.	349,900	11,739,145
[a]VeriFone Systems Inc.	135,000	4,727,700
[a]ViaSat Inc.	163,300	5,439,523
Western Union Co.	355,000	5,427,950
Xilinx Inc.	264,200	7,249,648
		187,295,745
Materials 3.9%		
Celanese Corp., A	384,200	12,498,026
CF Industries Holdings Inc.	27,500	3,393,225
Ecolab Inc.	105,700	5,167,673
The Scotts Miracle-Gro Co., A	100,000	4,460,000
The Sherwin-Williams Co.	40,000	2,972,800
[a,b]STR Holdings Inc.	41,227	334,351
		28,826,075
Telecommunication Services 0.9%		
[a]SBA Communications Corp.	192,000	6,620,160
Utilities 0.6%		
[a]Calpine Corp.	336,200	4,733,696
Total Common Stocks (Cost $624,020,433)		727,672,466
Short Term Investments 4.5%		
Money Market Funds (Cost $33,108,703) 4.4%		
[a,c]Institutional Fiduciary Trust Money Market Portfolio	33,108,703	33,108,703
Investments from Cash Collateral Received for Loaned Securities (Cost $343,247) 0.1%		
Money Market Funds 0.1%		
[d]BNY Mellon Overnight Government Fund, 0.09%	343,247	343,247
Total Investments (Cost $657,472,383) 102.0%		761,124,416
Other Assets, less Liabilities (2.0)%		(14,596,413)
Net Assets 100.0%		$ 746,528,003

'Non-income producing.
bA portion or all of the security is on loan at September 30, 2011.
'The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
dThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Consumer Durables & Apparel 0.9%				
Jarden Corp., senior sub. note, 7.50%,				
5/01/17	United States	2,500,000		2,562,500
1/15/20	United States	500,000		508,125
KB Home, senior note, 6.25%, 6/15/15	United States	2,400,000		1,932,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	2,500,000		2,262,500
[f]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	2,000,000		1,645,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	4,000,000		3,720,000
				12,630,125
Consumer Services 2.1%				
[f]CityCenter Holdings/Finance, senior secured note, 144A, 7.625%, 1/15/16	United States	700,000		661,500
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	2,000,000		2,090,000
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	2,800,000		2,492,000
[i,f]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	2,500,000		3,125
[f]Gala Group Finance Ltd, senior secured bond, 144A, 8.875%, 9/01/18	United Kingdom	2,500,000	GBP	3,105,506
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	5,500,000		5,575,625
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	4,500,000		3,836,250
NCL Corp. Ltd., senior secured note, 11.75%, 11/15/16	United States	600,000		681,000
Pinnacle Entertainment Inc.,				
senior note, 8.625%, 8/01/17	United States	1,500,000		1,518,750
senior sub. note, 7.50%, 6/15/15	United States	1,000,000		967,500
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	2,100,000		2,131,500
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	2,000,000		1,180,000
Starwood Hotels & Resorts Worldwide Inc., senior note,				
6.75%, 5/15/18	United States	2,000,000		2,155,000
7.15%, 12/01/19	United States	500,000		540,000
[i]Station Casinos Inc.,				
senior note, 6.00%, 4/01/12	United States	500,000		50
senior note, 7.75%, 8/15/16	United States	1,000,000		100
senior sub. note, 6.50%, 2/01/14	United States	300,000		30
senior sub. note, 6.875%, 3/01/16	United States	1,000,000		100
Universal City Development,				
senior note, 8.875%, 11/15/15	United States	1,286,000		1,401,740
senior sub. note, 10.875%, 11/15/16	United States	284,000		332,280
				28,672,056
Diversified Financials 4.1%				
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	2,500,000		2,262,500
Bank of America Corp.,				
[g]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000		4,257,000
senior note, 5.65%, 5/01/18	United States	1,500,000		1,427,672
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	3,000,000		3,007,500
[f]CIT Group Inc.,				
secured bond, 144A, 7.00%, 5/02/17	United States	5,500,000		5,335,000
secured note, 144A, 6.625%, 4/01/18	United States	500,000		484,688
Citigroup Inc.,				
senior note, 6.125%, 11/21/17	United States	1,500,000		1,606,142
senior note, 5.375%, 8/09/20	United States	500,000		519,612
sub. note, 5.00%, 9/15/14	United States	3,000,000		2,945,532
General Electric Capital Corp.,				
senior note, A, 8.50%, 4/06/18	United States	64,000,000	MXN	4,547,271
sub. note, 5.30%, 2/11/21	United States	1,800,000		1,873,377
GMAC Inc.,				
senior note, 6.875%, 8/28/12	United States	2,000,000		2,042,500
sub. note, 8.00%, 12/31/18	United States	900,000		823,500
International Lease Finance Corp.,				
senior note, 8.25%, 12/15/20	United States	1,500,000		1,473,750
[f]senior secured note, 144A, 6.75%, 9/01/16	United States	4,000,000		4,030,000
JPMorgan Chase & Co.,				
6.00%, 1/15/18	United States	1,500,000		1,674,334
senior note, 4.25%, 10/15/20	United States	1,000,000		1,005,656
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	3,000,000		3,004,515
[f]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	3,000,000		3,154,998
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	2,500,000		2,428,542
Moody's Corp., senior note, 5.50%, 9/01/20	United States	2,600,000		2,782,231

Morgan Stanley, senior note,			
6.00%, 4/28/15	United States	3,000,000	2,989,611
5.50%, 7/24/20	United States	1,000,000	910,141
5.50%, 7/28/21	United States	800,000	743,415
TransUnion LLC/TransUnion FICO, senior note, 11.375%, 6/15/18	United States	1,000,000	1,092,500
			56,421,987
Energy 6.2%			
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	United States	1,200,000	1,125,000
6.25%, 6/01/21	United States	1,500,000	1,408,125
Antero Resources Finance, senior note,			
9.375%, 12/01/17	United States	2,500,000	2,612,500
[f]144A, 7.25%, 8/01/19	United States	300,000	286,500
[f]Arch Coal Inc., senior note, 144A,			
7.00%, 6/15/19	United States	800,000	764,000
7.25%, 6/15/21	United States	1,100,000	1,064,250
Berry Petroleum Co., senior note, 6.75%, 11/01/20	United States	2,000,000	1,915,000
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	2,400,000	2,412,000
8.25%, 9/01/21	United States	1,000,000	917,500
[f]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	4,400,000	3,762,000
Chesapeake Energy Corp., senior note,			
7.25%, 12/15/18	United States	300,000	321,000
6.625%, 8/15/20	United States	3,500,000	3,622,500
6.125%, 2/15/21	United States	1,500,000	1,518,750
Compagnie Generale de Geophysique-Veritas, senior note,			
9.50%, 5/15/16	France	100,000	103,000
7.75%, 5/15/17	France	2,100,000	2,079,000
[f]144A, 6.50%, 6/01/21	France	2,000,000	1,875,000
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	1,500,000	1,575,000
8.25%, 4/01/20	United States	800,000	846,000
[f]144A, 6.375%, 3/01/21	United States	200,000	194,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	3,500,000	3,605,000
El Paso Corp.,			
senior bond, 6.50%, 9/15/20	United States	2,300,000	2,489,750
senior note, 7.00%, 6/15/17	United States	1,000,000	1,126,177
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	3,800,000	3,923,500
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	3,500,000	3,430,000
[j]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	2,000,000	2,030,000
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	4,000,000	3,500,000
[f]Gaz Capital SA, senior note, 144A, 5.092%, 11/29/15	Russia	3,000,000	2,959,410
HollyFrontier Corp., senior note, 9.875%, 6/15/17	United States	1,900,000	2,061,500
Linn Energy LLC/Finance Corp., senior note,			
8.625%, 4/15/20	United States	3,000,000	3,105,000
7.75%, 2/01/21	United States	1,000,000	1,005,000
MarkWest Energy Partners LP/Finance Corp., senior note,			
6.75%, 11/01/20	United States	2,500,000	2,550,000
6.50%, 8/15/21	United States	600,000	618,000
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	1,500,000	1,496,250
Offshore Group Investment Ltd., senior secured note,			
11.50%, 8/01/15	United States	1,800,000	1,863,000
[f]144A, 11.50%, 8/01/15	United States	300,000	310,500
Peabody Energy Corp., senior note, 6.50%, 9/15/20	United States	2,500,000	2,640,625
Petrohawk Energy Corp., senior note,			
10.50%, 8/01/14	United States	1,500,000	1,691,250
7.25%, 8/15/18	United States	600,000	688,500
6.25%, 6/01/19	United States	500,000	570,000
[f]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,100,000	1,837,500
Plains Exploration & Production Co., senior note,			
7.75%, 6/15/15	United States	500,000	517,500
10.00%, 3/01/16	United States	500,000	545,000
7.625%, 6/01/18	United States	3,200,000	3,296,000
Quicksilver Resources Inc., senior note,			
8.25%, 8/01/15	United States	3,500,000	3,342,500

[j]**Senior Floating Rate Interests 15.6%**			
Automobiles & Components 0.1%			
Key Safety Systems Inc., Term Loan B, 2.48% - 2.489%, 3/10/14	United States	1,600,036	1,460,033
Capital Goods 1.0%			
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	2,758,572	2,739,607
RBS Global Inc. (Rexnord), Tranche B-1 Term B Loan, 2.75% - 2.813%, 7/22/13	United States	3,827,036	3,709,833
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	1,913,988	1,856,568
Terex Corp., U.S. Term Loan, 5.50%, 4/28/17	United States	1,740,880	1,710,143
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	United States	1,870,885	1,839,899
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	1,974,489	1,933,765
			13,789,815
Commercial & Professional Services 1.3%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.339%, 7/26/16	United States	186,538	181,253
Synthetic L/C, 1.964%, 1/26/14	United States	91,726	89,280
Term Loan B, 2.244%, 1/26/14	United States	1,138,629	1,108,265
Term Loan B Extended, 3.619%, 7/26/16	United States	2,834,838	2,754,519
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	United States	2,047,000	1,856,670
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	2,824,684	2,821,154
[b]EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.25%, 7/29/14	United States	670,584	652,793
Interactive Data Corp., Term B Loans, 4.50%, 2/11/18	United States	3,224,931	3,112,058
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	5,354,405	5,197,119
			17,773,111
Consumer Durables & Apparel 0.7%			
[b,c,h]Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	United States	1,455,384	1,455,384
Visant Corp. (Jostens), Term Loan B, 5.25%, 12/22/16	United States	8,693,303	7,997,838
			9,453,222
Consumer Services 1.4%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	2,609,491	2,527,944
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	8,213,654	7,941,576
[c]DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	2,038,598	1,983,811
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	1,206,407	995,286
[d,h]Turtle Bay Holdings LLC,			
Term Loan A, PIK, 10.25%, 3/01/13	United States	1,986,054	1,951,298
Term Loan B, PIK, 3.00%, 2/09/15	United States	4,011,295	3,449,714
			18,849,629
Diversified Financials 0.7%			
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	United States	2,814,806	2,701,335
MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.50%, 11/18/17	United States	1,260,086	1,223,859
MSCI Inc., Term Loan B, 3.75%, 3/09/17	United States	2,590,231	2,586,993
TransUnion LLC/TransUnion FICO, Term Loan, 4.75%, 2/10/18	United States	2,764,304	2,704,410
			9,216,597
Food & Staples Retailing 0.9%			
BJ's Wholesale Club Inc.,			
First Lien Term Loan, 8.00%, 9/30/18	United States	2,760,000	2,672,271
Second Lien Term Loan, 10.00%, 3/30/19	United States	3,120,000	3,028,350
SUPERVALU Inc., Term Loan B-2, 3.489%, 10/05/15	United States	7,714,682	7,267,870
			12,968,491
Food, Beverage & Tobacco 0.4%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	5,550,440	5,150,115
Health Care Equipment & Services 2.0%			
[c]Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.489%, 4/28/15	United States	1,106,868	1,069,684
Parent Term Loan, 3.489% - 3.619%, 4/28/15	United States	4,541,567	4,388,998
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.569%, 7/25/14	United States	161,438	151,460
Extended Term Loan, 3.819%, 1/25/17	United States	5,363,624	4,943,476
Term Loan, 2.569%, 7/25/14	United States	3,141,038	2,946,903
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	1,988,920	1,965,301
HCA Inc., Tranche B-2 Term Loan, 3.619%, 3/31/17	United States	8,194,043	7,739,953

Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	4,408,533	4,285,460
			27,491,235
Materials 1.7%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	3,378,755	3,230,935
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	5,813,900	5,770,296
Ashland Inc., Term B Loan, 3.75%, 8/23/18	United States	2,354,700	2,340,824
Consolidated Container Co. LLC, Second Lien Term Loan, 5.75%, 9/28/14	United States	1,933,702	1,575,967
Nalco Co., Term Loan B-1, 4.50%, 10/05/17	United States	1,002,564	1,001,624
[c]NewPage Corp., DIP Term Loan, 8.75%, 3/07/13	United States	432,200	431,660
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	United States	225,533	221,023
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 6.50%, 2/09/18	United States	2,664,578	2,587,305
Tranche C Term Loan, 5.25% - 6.50%, 8/09/18	United States	2,959,079	2,871,540
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	United States	1,550,428	1,547,134
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	2,072,580	2,010,921
			23,589,229
Media 2.6%			
Cinemark USA Inc., Extended Term Loan, 3.48% - 3.62%, 4/30/16	United States	1,584,828	1,555,508
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.639%, 5/13/14	United States	1,693,252	1,420,215
Tranche B Term Loan, 3.889%, 1/29/16	United States	5,094,789	3,640,863
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 1.985% - 4.00%, 3/29/16	United States	6,291,659	6,155,999
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 3/16/19	United States	5,450,000	5,075,313
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	1,192,409	1,159,617
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	6,452,836	3,000,569
Regal Cinemas Corp., Term Loan, 3.369%, 8/23/17	United States	2,108,375	2,054,348
Summit Entertainment LLC, Term Loan, 7.50%, 9/07/16	United States	5,858,018	5,682,278
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	2,823,985	2,793,392
Univision Communications Inc., Extended First Lien Term Loan, 4.489%, 3/31/17	United States	2,141,315	1,824,578
UPC Financing Partnership, Term Loan T, 3.722%, 12/31/16	Netherlands	1,491,092	1,418,401
			35,781,081
Pharmaceuticals, Biotechnology & Life Sciences 0.4%			
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	1,182,953	1,153,379
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	2,365,906	2,306,758
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	1,626,560	1,585,897
			5,046,034
Software & Services 1.2%			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	6,763,438	6,475,992
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	2,063,391	2,065,970
First Data Corp.,			
Term Loan B-1, 2.985%, 9/24/14	United States	3,687,802	3,240,195
Term Loan B-2, 2.985%, 9/24/14	United States	328,445	288,142
Term Loan B-3, 2.985%, 9/24/14	United States	328,445	288,279
[c]SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.858% - 3.899%, 2/28/16	United States	2,403,719	2,315,582
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	1,832,000	1,766,354
			16,440,514
Telecommunication Services 0.7%			
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	8,258,036	7,970,722
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	1,732,089	1,699,613
			9,670,335
Transportation 0.5%			
Evergreen International Aviation Inc., Term Loan, 11.50%, 6/30/15	United States	1,190,000	1,094,800
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	1,736,300	1,639,085
Tranche B Term Loan, 3.75%, 3/11/18	United States	3,890,450	3,699,981
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	United States	221,322	214,598
			6,648,464
Total Senior Floating Rate Interests (Cost $222,380,648)			213,327,905
Foreign Government and Agency Securities 22.3%			
[f]Arab Republic of Egypt, 144A, 5.75%, 4/29/20	Egypt	3,560,000	3,568,170
The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14	South Korea	2,770,000	3,106,103

B, 6.60%, 6/01/14	Sri Lanka	7,100,000	LKR	62,282
B, 6.40%, 10/01/16	Sri Lanka	16,000,000	LKR	132,096
Government of Sweden,				
5.50%, 10/08/12	Sweden	107,565,000	SEK	16,356,169
1.50%, 8/30/13	Sweden	70,120,000	SEK	10,278,370
Government of the Philippines, senior bond,				
5.75%, 2/21/12	Philippines	19,830,000	PHP	458,254
8.75%, 3/03/13	Philippines	55,690,000	PHP	1,369,778
[f]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	4,000,000		3,630,000
Government of Venezuela, 10.75%, 9/19/13	Venezuela	5,500,000		5,445,000
[f]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	3,500,000		3,447,500
Korea Treasury Bond,				
4.75%, 12/10/11	South Korea	18,681,350,000	KRW	15,856,332
5.25%, 9/10/12	South Korea	2,850,000,000	KRW	2,451,785
5.25%, 3/10/13	South Korea	346,570,000	KRW	299,980
[e]1303, 5.00%, 3/26/13	South Korea	1,163,000,000	KRW	1,004,512
senior bond, 4.00%, 6/10/12	South Korea	31,013,880,000	KRW	26,343,087
senior bond, 4.25%, 12/10/12	South Korea	3,560,000,000	KRW	3,035,027
senior bond, 3.75%, 6/10/13	South Korea	393,000,000	KRW	333,577
senior bond, 3.00%, 12/10/13	South Korea	1,110,200,000	KRW	930,114
New South Wales Treasury Corp.,				
6.00%, 5/01/12	Australia	280,000	AUD	273,688
5.50%, 8/01/13	Australia	860,000	AUD	853,810
senior note, 5.50%, 3/01/17	Australia	3,540,000	AUD	3,603,729
Nota Do Tesouro Nacional,				
10.00%, 1/01/12	Brazil	6,910[m]	BRL	3,653,238
10.00%, 1/01/14	Brazil	2,700[m]	BRL	1,406,579
10.00%, 1/01/17	Brazil	7,400[m]	BRL	3,704,112
[g]Index Linked, 6.00%, 5/15/15	Brazil	3,890[m]	BRL	4,406,592
Queensland Treasury Corp.,				
6.00%, 8/14/13	Australia	600,000	AUD	601,731
6.00%, 9/14/17	Australia	1,200,000	AUD	1,251,098
senior note, 6.00%, 8/21/13	Australia	2,705,000	AUD	2,702,386
United Kingdom Treasury Bond, 5.00%, 3/07/12	United Kingdom	7,459,000	GBP	11,846,700
United Kingdom Treasury Note,				
3.25%, 12/07/11	United Kingdom	4,968,000	GBP	7,780,761
5.25%, 6/07/12	United Kingdom	3,137,000	GBP	5,043,996
Western Australia Treasury Corp.,				
5.50%, 7/17/12	Australia	9,065,000	AUD	8,862,211
8.00%, 6/15/13	Australia	1,000,000	AUD	1,030,891
Total Foreign Government and Agency Securities (Cost $303,315,153)				306,174,570
U.S. Government and Agency Securities 1.5%				
U.S. Treasury Bond,				
4.50%, 2/15/16	United States	3,000,000		3,479,298
7.875%, 2/15/21	United States	900,000		1,375,172
7.125%, 2/15/23	United States	1,980,000		2,992,275
U.S. Treasury Note,				
2.375%, 3/31/16	United States	3,500,000		3,741,171
4.625%, 2/15/17	United States	600,000		712,547
4.75%, 8/15/17	United States	2,900,000		3,494,952
[g]Index Linked, 0.125%, 4/15/16	United States	2,354,033		2,431,827
[g]Index Linked, 0.625%, 7/15/21	United States	2,505,896		2,618,466
Total U.S. Government and Agency Securities (Cost $18,956,463)				20,845,708
Asset-Backed Securities and Commercial Mortgage-Backed Securities 3.5%				
Banks 1.4%				
[f,i]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 1.979%, 11/15/15	United States	4,347,892		3,881,626
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000		706,311
[i]GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	2,405,000		2,561,004
[i]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.505%, 10/25/35	United States	2,134,443		1,410,406
[f,i]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1, 144A, FRN, 0.309%, 6/15/20	United States	5,849,355		5,134,725
Wells Fargo Mortgage Backed Securities Trust,				
[i]2004-W, A9, FRN, 2.762%, 11/25/34	United States	2,248,204		2,091,104

2007-3, 3A1, 5.50%, 4/25/37	United States	2,937,552	3,035,892
			18,821,068
Diversified Financials 2.1%			
[d,i]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.312%, 11/25/20	Cayman Islands	1,380,000	1,223,529
[d,i]Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.254%, 8/01/16	Cayman Islands	5,053,886	4,899,136
[d,i]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.677%, 3/11/21	Cayman Islands	1,251,000	1,055,763
Citigroup Commercial Mortgage Trust,			
[i]2007-C6, AM, FRN, 5.698%, 6/10/17	United States	1,700,000	1,557,868
2008-C7, A4, 6.099%, 12/10/49	United States	8,700,000	9,518,505
[i]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1, AJ, FRN, 5.399%, 7/15/44	United States	2,230,000	1,781,271
[d,i]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.249%, 10/15/21	Cayman Islands	860,000	774,400
[d,i]Commercial Industrial Finance Corp., 2007-3A, A1J, 144A, FRN, 0.653%, 7/26/21	Cayman Islands	960,000	817,195
[d,i]Credit Suisse Mortgage Capital Certificates, 2006-TF2A, A2, 144A, FRN, 0.399%, 10/15/21	United States	446,787	413,641
[d,i]Gleneagles CLO Ltd., 2005-1A, 144A, FRN, 0.654%, 11/01/17	Cayman Islands	1,000,000	804,560
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP2, AM, 4.78%, 7/15/42	United States	775,000	778,401
[d,i]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.853%, 12/21/17	United States	1,400,000	1,307,586
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	71,205	69,547
[d,i]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.479%, 8/01/22	Cayman Islands	4,652,353	4,273,047
			29,274,449
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $46,902,912)			48,095,517
Mortgage-Backed Securities 6.4%			
[i]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†**			
FHLMC, 2.473%, 1/01/33	United States	86,288	90,481
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.3%			
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 6/01/19	United States	1,238,228	1,319,114
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19	United States	1,435,474	1,552,470
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	361,961	392,778
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	14,495	15,778
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	4,492	4,800
[c]FHLMC Gold 30 Year, 4.00%, 10/01/41	United States	3,500,000	3,662,422
[c]FHLMC Gold 30 Year, 4.50%, 10/01/39 - 5/01/41	United States	10,701,205	11,334,781
[c]FHLMC Gold 30 Year, 5.00%, 4/01/34 - 5/01/41	United States	4,220,706	4,550,865
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36	United States	3,920,715	4,286,102
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 6/01/37	United States	3,793,353	4,182,617
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36	United States	261,483	292,597
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	69,429	80,197
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	2,056	2,399
			31,676,920
[i]**Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†**			
FNMA, 2.406%, 12/01/34	United States	306,669	321,665
FNMA, 2.419%, 4/01/20	United States	63,272	63,820
			385,485
Federal National Mortgage Association (FNMA) Fixed Rate 3.8%			
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	288,260	308,949
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	301,113	325,843
FNMA 15 Year, 5.50%, 11/01/13 - 11/01/18	United States	3,243,250	3,493,239
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	5,663	6,154
FNMA 15 Year, 7.00%, 5/01/12	United States	134	136
[c]FNMA 30 Year, 4.00%, 10/01/40	United States	8,670,000	9,089,953
[c]FNMA 30 Year, 4.50%, 4/01/39 - 5/01/41	United States	16,377,115	17,398,066
[c]FNMA 30 Year, 5.00%, 4/01/34 - 11/01/40	United States	6,954,654	7,525,364
FNMA 30 Year, 5.50%, 8/01/33 - 9/01/35	United States	2,199,377	2,402,993
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	8,252,381	9,096,766
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	1,539,869	1,719,783
			51,367,246
Government National Mortgage Association (GNMA) Fixed Rate 0.3%			
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	1,067,518	1,179,096
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36	United States	1,090,632	1,211,711
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32	United States	6,735	7,789

tRounds to less than 0,1% of net assets,
'The principal amount is stated in U,S, dollars unless otherwise indicated,
aNon-income producing,
b Security has been deemed illiquid because it may not be able to be sold within seven days, At September 30, 2011, the aggregate value of these securities was $2,345,745, representing 0,17% of net assets,
C A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced (TBA) basis,
d At September 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information,
'See Note 8 regarding investment in FT Holdings Corporation III.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933, These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees, At
September 30,2011, the aggregate value of these securities was $218,697,017, representing 15,96% of net assets,
9 Perpetual security with no stated maturity date,
h Income may be received in additional securities and/or cash,
i Defaulted security or security for which income has been deemed uncollectible,
j The coupon rate shown represents the rate at period end,
kThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date,
I Principal amount is stated in 100 Mexican Peso Units,
m Principal amount is stated in 1,000 Brazilian Real Units,
n Redemption price at maturity is adjusted for inflation,
o Principal amount of security is adjusted for inflation,
pThe security is traded on a discount basis with no stated coupon rate,
qThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	HSBC	Buy	16,853,000	373,963	10/04/11	$ $11,375	$ -
Philippine Peso	DBAB	Buy	21,010,000	466,930	10/04/11	13,456	-
Philippine Peso	DBAB	Sell	21,010,000	482,989	10/04/11	2,603	-
Euro	UBSW	Sell	2,850,000	3,899,028	10/05/11	81,742	-
Philippine Peso	HSBC	Buy	25,126,000	561,375	10/05/11	13,087	-
Philippine Peso	DBAB	Buy	25,119,000	560,905	10/05/11	13,397	-
Philippine Peso	DBAB	Sell	25,119,000	577,448	10/05/11	3,147	-
Philippine Peso	JPHQ	Buy	6,636,000	148,244	10/06/11	3,467	-
Philippine Peso	JPHQ	Sell	6,636,000	152,552	10/06/11	841	-
Euro	BZWS	Sell	2,749,000	3,825,508	10/07/11	143,558	-
Philippine Peso	DBAB	Buy	20,621,000	463,539	10/07/11	7,866	-
Philippine Peso	DBAB	Sell	20,621,000	474,264	10/07/11	2,859	-
Philippine Peso	CITI	Buy	8,254,000	186,624	10/11/11	2,020	-
Philippine Peso	JPHQ	Buy	8,232,000	185,828	10/11/11	2,313	-
Philippine Peso	DBAB	Buy	16,501,000	372,660	10/11/11	4,469	-
Philippine Peso	HSBC	Buy	16,532,000	372,771	10/11/11	5,066	-
Philippine Peso	JPHQ	Sell	8,232,000	189,241	10/11/11	1,100	-
Philippine Peso	DBAB	Sell	16,501,000	379,333	10/11/11	2,205	-
Philippine Peso	DBAB	Buy	4,913,000	111,492	10/12/11	787	-
Philippine Peso	DBAB	Sell	4,913,000	112,683	10/12/11	404	-
Euro	DBAB	Buy	474,300	677,443	10/13/11	-	(42,205)
Euro	DBAB	Sell	595,343	823,419	10/13/11	26,066	-
Philippine Peso	JPHQ	Buy	18,311,000	413,201	10/13/11	5,244	-
Philippine Peso	HSBC	Buy	8,192,000	184,525	10/13/11	2,679	-
Japanese Yen	DBAB	Sell	382,080,000	4,725,379	10/20/11	-	(232,284)
Philippine Peso	JPHQ	Buy	237,550,000	5,353,601	10/21/11	72,268	-
Japanese Yen	JPHQ	Sell	270,990,000	3,355,498	10/25/11	-	(160,966)
Euro	BZWS	Sell	1,993,000	2,780,235	10/26/11	111,242	-
Euro	UBSW	Sell	2,679,000	3,731,177	10/27/11	143,532	-
Japanese Yen	JPHQ	Sell	360,360,000	4,441,076	10/31/11	-	(235,482)
Euro	UBSW	Sell	1,480,440	2,005,404	11/17/11	22,999	-
Philippine Peso	JPHQ	Buy	191,280,000	4,322,712	11/25/11	39,382	-

Japanese Yen	BOFA	Sell	620,288,000	7,491,401	11/28/11	-	(561,786)
Euro	UBSW	Sell	3,920,000	5,143,236	12/01/11	-	(105,695)
Japanese Yen	BZWS	Sell	257,790,000	3,082,875	12/05/11	-	(264,408)
Euro	DBAB	Sell	3,210,000	4,245,546	12/08/11	-	(52,691)
Euro	DBAB	Buy	1,120,000	1,506,624	12/08/11	-	(28,166)
Euro	DBAB	Sell	2,870,000	3,822,697	12/09/11	-	(20,276)
Euro	UBSW	Sell	3,400,000	4,491,128	12/12/11	-	(61,525)
Euro	DBAB	Sell	1,410,000	1,858,380	12/12/11	-	(29,632)
Japanese Yen	UBSW	Sell	351,760,000	4,208,159	12/12/11	-	(359,838)
Euro	CITI	Sell	3,868,000	5,157,398	12/15/11	-	(21,917)
Euro	DBAB	Sell	486,875	649,092	12/15/11	-	(2,842)
British Pound	DBAB	Sell	600,000	943,620	12/16/11	9,230	-
Euro	UBSW	Sell	2,137,312	2,847,413	12/19/11	-	(14,485)
Chilean Peso	DBAB	Buy	2,449,000,000	4,829,994	1/10/12	-	(189,469)
Indian Rupee	HSBC	Buy	139,650,000	2,922,159	1/10/12	-	(111,490)
Indian Rupee	HSBC	Sell	45,250,000	987,991	1/10/12	77,266	-
Japanese Yen	HSBC	Sell	183,560,000	2,246,756	1/10/12	-	(138,189)
Euro	UBSW	Sell	3,940,000	5,100,035	1/11/12	-	(175,686)
Euro	DBAB	Sell	2,187,000	2,834,111	1/11/12	-	(94,315)
Euro	BZWS	Sell	1,691,484	2,188,781	1/11/12	-	(76,143)
Euro	JPHQ	Sell	1,802,953	2,331,669	1/13/12	-	(82,511)
Japanese Yen	BZWS	Sell	460,675,000	5,577,179	1/13/12	-	(408,564)
Philippine Peso	JPHQ	Buy	35,843,000	814,151	1/13/12	1,467	-
Philippine Peso	HSBC	Buy	5,750,000	130,732	1/17/12	90	-
Euro	BZWS	Sell	2,912,410	3,881,369	1/19/12	-	(18,385)
Japanese Yen	DBAB	Sell	271,680,000	3,293,490	1/19/12	-	(236,938)
Euro	BZWS	Sell	1,007,118	1,357,595	1/26/12	9,054	-
Euro	DBAB	Sell	2,000,000	2,716,500	1/26/12	38,479	-
Euro	DBAB	Sell	1,587,264	2,146,426	1/27/12	21,063	-
Euro	DBAB	Sell	3,014,151	4,103,767	2/02/12	67,794	-
Chilean Peso	DBAB	Buy	725,000,000	1,472,081	2/08/12	-	(101,141)
Chilean Peso	JPHQ	Buy	482,900,000	976,049	2/08/12	-	(62,908)
Chilean Peso	BZWS	Buy	486,100,000	981,227	2/08/12	-	(62,036)
Indian Rupee	HSBC	Buy	186,760,000	3,883,552	2/08/12	-	(131,231)
Chilean Peso	BZWS	Buy	1,001,200,000	2,020,789	2/09/12

						-	(127,704)
Euro	UBSW	Sell	2,151,000	2,920,563	2/13/12	40,365	-
Euro	DBAB	Sell	1,250,438	1,690,529	2/14/12	16,188	-
Singapore Dollar	DBAB	Buy	1,158,000	905,912	2/24/12	-	(19,148)
Singapore Dollar	DBAB	Buy	722,000	566,230	2/27/12	-	(13,311)
Singapore Dollar	DBAB	Buy	723,000	566,295	2/29/12	-	(12,589)
Euro	UBSW	Sell	2,581,000	3,523,246	3/01/12	67,290	-
Japanese Yen	UBSW	Sell	95,700,000	1,177,209	3/01/12	-	(67,321)
Japanese Yen	JPHQ	Sell	85,800,000	1,055,610	3/01/12	-	(60,175)
Japanese Yen	HSBC	Sell	85,800,000	1,056,000	3/01/12	-	(59,785)
Euro	DBAB	Sell	1,500,000	2,101,800	3/15/12	93,309	-
Singapore Dollar	JPHQ	Buy	1,394,000	1,089,999	3/19/12	-	(22,024)
Singapore Dollar	HSBC	Buy	1,113,000	872,284	3/19/12	-	(19,590)
Singapore Dollar	DBAB	Buy	973,400	763,050	3/19/12	-	(17,306)
Singapore Dollar	DBAB	Buy	1,048,000	817,536	3/21/12	-	(14,609)
Singapore Dollar	HSBC	Buy	837,000	653,676	3/21/12	-	(12,407)
Euro	DBAB	Sell	714,000	999,343	4/05/12	43,304	-
British Pound	DBAB	Sell	1,089,000	1,762,547	4/11/12	68,287	-
Indian Rupee	DBAB	Buy	20,841,000	444,845	4/11/12	-	(27,593)
Indian Rupee	DBAB	Buy	44,691,000	957,391	4/13/12	-	(62,723)
Chilean Peso	MSCO	Buy	116,230,000	236,120	4/16/12	-	(17,489)
Indian Rupee	JPHQ	Buy	30,019,000	641,432	4/16/12	-	(40,561)
Indian Rupee	JPHQ	Buy	29,466,000	625,871	4/18/12	-	(36,121)
Euro	DBAB	Sell	1,888,220	2,692,035	4/19/12	163,729	-
Indian Rupee	JPHQ	Buy	14,719,000	312,373	4/19/12	-	(17,791)
Indian Rupee	DBAB	Buy	10,360,000	219,352	4/19/12	-	(12,010)
Chilean Peso	MSCO	Buy	104,150,000	210,404	4/20/12	-	(14,569)
Euro	DBAB	Sell	1,001,008	1,416,527	4/23/12	76,187	-
Indian Rupee	DBAB	Buy	20,931,000	444,489	4/26/12	-	(25,711)
Singapore Dollar	DBAB	Buy	6,168,500	5,000,000	4/26/12	-	(271,499)
Chilean Peso	JPHQ	Buy	234,301,000	475,159	4/27/12	-	(34,887)
Indian Rupee	JPHQ	Buy	17,801,000	377,540	4/27/12	-	(21,401)
Chilean Peso	CITI	Buy	377,668,000	776,296	4/30/12	-	(66,824)
Indian Rupee	JPHQ	Buy	14,829,000	314,841	4/30/12	-	(18,201)
Chilean Peso	DBAB	Buy	1,554,000,000	3,233,458	5/04/12	-	(315,268)

Euro	DBAB	Sell	180,000	264,204	5/04/12	23,186	-
Philippine Peso	JPHQ	Buy	91,360,000	2,135,228	5/04/12	-	(64,329)
British Pound	DBAB	Sell	913,406	1,489,364	5/10/12	68,607	-
Euro	DBAB	Sell	600,000	844,476	5/10/12	41,083	-
Singapore Dollar	DBAB	Buy	3,707,640	3,000,000	5/10/12	-	(157,346)
Euro	DBAB	Sell	429,000	605,386	5/11/12	30,960	-
British Pound	DBAB	Sell	2,287,500	3,700,489	5/17/12	142,590	-
Indian Rupee	DBAB	Buy	28,359,000	594,279	6/01/12	-	(27,781)
Indian Rupee	HSBC	Buy	32,771,000	694,154	6/04/12	-	(39,607)
Euro	DBAB	Sell	1,053,792	1,505,279	6/06/12	94,263	-
Singapore Dollar	JPHQ	Buy	4,945,200	4,000,000	6/06/12	-	(207,114)
Euro	DBAB	Sell	2,000,000	2,831,300	6/07/12	153,323	-
Indian Rupee	DBAB	Buy	20,889,000	440,510	6/07/12	-	(23,342)
Indian Rupee	HSBC	Buy	5,576,000	118,412	6/08/12	-	(7,060)
Euro	DBAB	Sell	937,500	1,350,563	6/11/12	95,261	-
Indian Rupee	DBAB	Buy	5,655,000	120,038	6/11/12	-	(7,124)
Indian Rupee	HSBC	Buy	14,080,000	298,938	6/13/12	-	(17,825)
Indian Rupee	DBAB	Buy	14,156,000	299,852	6/18/12	-	(17,282)
Indian Rupee	DBAB	Buy	12,894,000	272,083	6/20/12	-	(14,727)
Euro	DBAB	Sell	242,890	340,313	6/27/12	15,086	-
Euro	UBSW	Sell	4,274,000	5,999,841	6/29/12	277,004	-
British Pound	DBAB	Sell	297,656	474,018	7/09/12	11,243	-
Euro	DBAB	Sell	2,065,396	2,924,600	7/09/12	159,056	-
Indian Rupee	JPHQ	Buy	192,280,000	4,121,069	7/16/12	-	(287,098)
Euro	DBAB	Sell	900,000	1,280,340	7/25/12	75,246	-
Euro	BZWS	Sell	3,140,000	4,450,008	8/01/12	245,567	-
Euro	DBAB	Sell	1,056,111	1,501,209	8/06/12	87,082	-
Euro	CITI	Sell	317,220	445,361	8/08/12	20,605	-
British Pound	DBAB	Sell	169,385	275,589	8/09/12	12,307	-
Euro	CITI	Sell	92,411	130,027	8/09/12	6,289	-
Chilean Peso	JPHQ	Buy	1,141,336,600	2,333,745	8/20/12	-	(209,992)
Euro	DBAB	Sell	193,056	276,726	8/20/12	18,225	-
Japanese Yen	HSBC	Sell	65,957,000	865,478	8/20/12	4,698	-
Japanese Yen	UBSW	Sell	32,055,000	420,228	8/20/12	1,890	-
Japanese Yen	JPHQ	Sell	15,928,000	208,359	8/20/12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

							488	-
Japanese Yen	DBAB	Sell	19,550,000	255,887		8/20/12	747	-
Euro	BZWS	Sell	2,124,000	3,043,692		8/22/12	199,661	-
Euro	UBSW	Sell	3,500,000	4,984,525		8/22/12	298,034	-
Japanese Yen	DBAB	Sell	15,915,000	209,026		8/22/12	1,316	-
Japanese Yen	BZWS	Sell	15,895,000	208,788		8/22/12	1,339	-
Japanese Yen	MSCO	Sell	12,500,000	164,184		8/22/12	1,044	-
Euro	BZWS	Sell	263,159	378,423		8/23/12	26,053	-
Japanese Yen	FBCO	Sell	31,524,000	414,299		8/23/12	2,865	-
Japanese Yen	DBAB	Sell	15,708,000	207,130		8/23/12	2,118	-
Japanese Yen	CITI	Sell	31,757,000	418,075		8/23/12	3,600	-
Euro	BZWS	Sell	441,303	633,093		8/24/12	42,190	-
Japanese Yen	JPHQ	Sell	31,689,000	415,403		8/24/12	1,807	-
Euro	BZWS	Sell	3,068,753	4,414,138		8/27/12	305,083	-
Euro	DBAB	Sell	298,304	429,901		8/27/12	30,472	-
Japanese Yen	BZWS	Sell	44,152,000	578,929		8/27/12	2,633	-
Japanese Yen	UBSW	Sell	34,903,000	459,054		8/27/12	3,481	-
Japanese Yen	JPHQ	Sell	15,991,000	210,270		8/27/12	1,546	-
Japanese Yen	HSBC	Sell	50,145,000	657,855		8/27/12	3,335	-
Japanese Yen	DBAB	Sell	427,099,000	5,620,315		8/27/12	45,585	-
United States Dollar	UBSW	Buy	3,000,000	2,085,332	EUR	8/27/12	207,744	-
Euro	DBAB	Sell	1,383,356	1,980,412		8/29/12	128,101	-
Euro	DBAB	Sell	690,000	991,530		8/30/12	67,621	-
Japanese Yen	BZWS	Sell	37,600,000	493,438		8/30/12	2,632	-
Euro	DBAB	Sell	12,470	18,035		8/31/12	1,338	-
Japanese Yen	JPHQ	Sell	15,743,000	206,317		8/31/12	813	-
Euro	BZWS	Sell	271,320	380,960		9/10/12	17,663	-
Euro	BZWS	Sell	266,006	371,876		9/12/12	15,694	-
Euro	BZWS	Sell	759,073	1,038,279		9/14/12	21,879	-
Euro	UBSW	Sell	708,181	970,704		9/17/12	22,448	-
Euro	BZWS	Sell	178,354	247,234		9/19/12	8,418	-
Euro	BZWS	Sell	469,210	638,370		9/24/12	10,096	-
Euro	DBAB	Sell	185,654	249,909		10/04/12	4,646	-
Philippine Peso	DBAB	Buy	21,010,000	482,434		10/04/12	-	(9,520)
Philippine Peso	DBAB	Buy	25,119,000	576,785		10/05/12	-	(11,414)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2011 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA - Bank of America NA
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc.
HSBC - HSBC Bank USA, NA
JPHQ - JPMorgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBSAG

Currency
AUD - Australian Dollar
BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
DIP - Debtor-In-Possession
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
ID - Improvement District
IDA - Industrial Development Authority/Agency
LlC - Letter of Credit
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PIK - Payment-In-Kind
SBA - Small Business Administration
SF - Single Family
USD - Unified/Union School District

Quarterly Statement ofInvestments I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

tRounds to less than 0.1% of net assets.
a The coupon rate shown represents the rate at period end.
b A portion or all of the security purchased on a to-be-announced (TBA) basis.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2011, all repurchase agreements had been entered into on that date.
dThe security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FICO - Financing Corp.
FRN - Floating Rate Note
GL - Government Loan
HUD - Housing and Urban Development
PC - Participation Certificate
PL - Project Loan
SBA - Small Business Administration
SF - Single Family
TVA - Tennessee Valley Authority

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

[a]Deutsche Boerse AG	Germany	155,457	7,804,652
[b,c,d]Marconi Corp., Contingent Distribution	United Kingdom	1,739,100	32,358
[b,h]North American Financial Holdings Inc., A, 144A	United States	78,494	1,363,833
[b,h]North American Financial Holdings Inc., B, 144A, non-voting	United States	269,922	4,689,895
NYSE Euronext	United States	77,522	1,801,611
			20,731,129
Diversified Telecommunication Services 1.4%			
AboveNet Inc.	United States	24,161	1,295,030
Cable & Wireless Communication PLC	United Kingdom	2,250,099	1,298,954
[b,c,d]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
Telefonica SA	Spain	212,597	4,107,707
Vivendi	France	177,539	3,613,869
			10,315,560
Electric Utilities 3.0%			
Brookfield Infrastructure Partners LP	Canada	82,418	2,006,054
E.ON AG	Germany	367,602	7,939,596
Exelon Corp.	United States	288,450	12,290,854
[b,e]Prime AET&D Holdings No. 1 Pty. Ltd.	Australia	1,361,600	—
			22,236,504
Electrical Equipment 0.4%			
Alstom SA	France	82,608	2,720,374
Energy Equipment & Services 1.0%			
Ensco PLC, ADR	United States	95,904	3,877,398
[b]Petroleum Geo-Services ASA	Norway	7,349	73,858
Transocean Ltd.	United States	73,643	3,515,717
			7,466,973
Food & Staples Retailing 3.2%			
CVS Caremark Corp.	United States	480,292	16,128,205
Koninklijke Ahold NV	Netherlands	647,986	7,618,723
			23,746,928
Food Products 2.9%			
Farmer Brothers Co.	United States	37,760	208,058
Kraft Foods Inc., A	United States	411,076	13,803,932
Nestle SA	Switzerland	140,359	7,726,713
			21,738,703
Health Care Equipment & Supplies 1.6%			
[b]Boston Scientific Corp.	United States	554,480	3,276,977
Medtronic Inc.	United States	257,934	8,573,726
			11,850,703
Health Care Providers & Services 2.1%			
[b]Medco Health Solutions Inc.	United States	80,860	3,791,526
Rhoen-Klinikum AG	Germany	381,880	7,731,254
UnitedHealth Group Inc.	United States	91,060	4,199,687
			15,722,467
Hotels, Restaurants & Leisure 1.4%			
Accor SA	France	174,646	4,649,448
Ladbrokes PLC	United Kingdom	3,059,589	5,659,407
			10,308,855
Independent Power Producers & Energy Traders 1.0%			
[b]NRG Energy Inc.	United States	364,067	7,721,861
Industrial Conglomerates 3.4%			
Jardine Matheson Holdings Ltd.	Hong Kong	189,097	8,595,065
Jardine Strategic Holdings Ltd.	Hong Kong	526,698	13,788,373
Koninklijke Philips Electronics NV	Netherlands	159,837	2,867,147
			25,250,585
Insurance 4.7%			
ACE Ltd.	United States	223,660	13,553,796
[b]Alleghany Corp.	United States	2,730	787,605

Swire Pacific Ltd., B	Hong Kong	1,224,472	2,518,524
			6,539,979
Software 2.9%			
Microsoft Corp.	United States	506,298	12,601,757
Nintendo Co. Ltd.	Japan	29,900	4,406,071
[b]Symantec Corp.	United States	270,850	4,414,855
			21,422,683
Tobacco 12.4%			
Altria Group Inc.	United States	364,011	9,759,135
British American Tobacco PLC	United Kingdom	498,096	21,022,034
Imperial Tobacco Group PLC	United Kingdom	655,624	22,133,296
Lorillard Inc.	United States	160,378	17,753,845
Philip Morris International Inc.	United States	122,891	7,665,941
Reynolds American Inc.	United States	371,790	13,934,689
			92,268,940
Wireless Telecommunication Services 2.1%			
Vodafone Group PLC	United Kingdom	6,057,446	15,600,374
Total Common Stocks and Other Equity Interests (Cost $633,796,265)			648,245,931
Preferred Stocks 0.8%			
Automobiles 0.4%			
Volkswagen AG, pfd.	Germany	23,398	3,104,075
Diversified Financial Services 0.4%			
[b,e]Hightower Holding LLC, pfd., A, Series 2	United States	1,114,214	2,547,540
Total Preferred Stocks (Cost $4,767,787)			5,651,615
		Principal Amount	
Corporate Bonds, Notes and Senior Floating Rate Interests 5.1%			
[e]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	722	722
Clear Channel Communications Inc.,			
[i]Delayed Draw 2 Term Loan, 3.889%, 1/29/16	United States	1,509,000	1,067,617
[i]senior note, PIK, 11.00%, 8/01/16	United States	2,001,000	1,020,510
[i]Tranche B Term Loan, 3.889%, 1/29/16	United States	8,869,000	6,381,600
[i]Tranche C Term Loan, 3.889%, 1/29/16	United States	1,802,075	1,259,200
[h]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	1,181,000	1,204,620
[g]9.75%, 8/15/13	Canada	1,391,000	1,418,820
Realogy Corp.,			
[i]Extended First Lien Term Loan, 4.522%, 10/10/16	United States	10,563,406	8,653,194
[i]Extended Synthetic Letter of Credit, 4.462%, 10/10/16	United States	854,479	699,961
[h]senior secured note, 144A, 7.875%, 2/15/19	United States	411,000	312,360
Rite Aid Corp., senior note,			
8.625%, 3/01/15	United States	1,177,000	1,050,473
9.375%, 12/15/15	United States	1,602,000	1,385,730
[i]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.726%, 10/10/17	United States	12,912,264	8,642,565
[h]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	5,895,000	4,745,475
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $44,484,607)			37,842,847
Notes and Senior Floating Rate Interests in Reorganization 0.9%			
[k]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	4,854,000	3,628,365
[i,k,m]Tribune Co.,			
Incremental Term Loan, 7.25%, 6/04/14	United States	761,000	409,037
Initial Tranche B Term Loan, 5.25%, 6/04/14	United States	4,769,000	2,616,989
Total Notes and Senior Floating Rate Interests in Reorganization (Cost $8,491,632)			6,654,391
		Shares	
Companies in Liquidation 0.0%†			
[b]Adelphia Recovery Trust	United States	5,379,562	31,201
[b,c]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	15,858
[b,c,d]Century Communications Corp., Contingent Distribution	United States	1,074,000	—

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

	Country	Principal Amount / Shares	Value
[b,e]FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
Total Companies in Liquidation (Cost $497,457)			47,059
Total Investments before Short Term Investments (Cost $692,037,748)			698,441,843
		Principal Amount	
Short Term Investments 2.7%			
U.S. Government and Agency Securities 0.4%			
[n]FHLB, 10/03/11	United States	700,000	700,000
[k,n]U.S. Treasury Bills, 3/22/12	United States	2,000,000	1,999,548
Total U.S. Government and Agency Securities (Cost $2,699,855)			2,699,548
Total Investments before Money Market Funds and Repurchase Agreements (Cost $694,737,603)			701,141,391
[o]**Repurchase Agreements (Cost $17,100,000) 2.3%**			
Credit Suisse Securities (USA) LLC, 0.05%, 10/03/11 (Maturity Value $17,100,071) Collateralized by U.S. Treasury Note, 1.00%, 9/30/16 (valued at $17,444,562)	United States	17,100,000	17,100,000
		Shares	
Investments from Cash Collateral Received for Loaned Securities 0.0%†			
Money Market Funds 0.0%†			
[b]BNY Institutional Cash Reserve Fund, Series B	United States	31,953	25,562
[p]BNY Mellon Overnight Government Fund, 0.09%	United States	95,647	95,647
Total Money Market Funds (Cost $127,600)			121,209
Total Investments (Cost $711,965,203) 96.9%			718,362,600
Securities Sold Short (0.4)%			(3,096,251)
Other Assets, less Liabilities 3.5%			26,314,642
Net Assets 100.0%			$ 741,580,991

	Country	Shares	Value
Securities Sold Short (0.4)%			
Chemicals (0.1)%			
Ecolab Inc.	United States	13,669	$ (668,277)
Health Care Providers & Services (0.3)%			
Express Scripts Inc.	United States	65,497	(2,427,974)
Total Securities Sold Short (Proceeds $4,313,218)			$ (3,096,251)

tRounds to less than 0,1% of net assets,
'The principal amount is stated in U,S, dollars unless otherwise indicated,
'Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts, At September 30, 2011, the aggregate value of these securities and/or cash pledged as collateral was $7,020,643, representing 0,95% of net assets,
bNon-income producing,
'Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company, Shares represent total underlying principal of debt securities,
d Security has been deemed illiquid because it may not be able to be sold within seven days, At September 30, 2011, the aggregate value of these securities was $1,868,534, representing 0,25% of net assets,
eSee Note 5 regarding restricted securities,
f At September 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information,
9 See Note 6 regarding holdings of 5% voting securities,
h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933, These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees, At
September 30, 2011, the aggregate value of these securities was $13,735,003, representing 1,85% of net assets,
i The coupon rate shown represents the rate at period end,
j Income may be received in additional securities and/or cash,
k Defaulted security or security for which income has been deemed uncollectible,
IA portion or all of the security is on loan at September 30,2011,
m A portion or all of the security purchased on a delayed delivery basis,
nThe security is traded on a discount basis with no stated coupon rate,

At September 30, 2011, the Fund had the following financial futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	149	$ 24,985,43	12/19/11	$ 753,723	$ -
GBP/USD	Short	82	7,999,61	12/19/11	89,569	-
Unrealized appreciation (depreciation)					843,292	-
Net unrealized appreciation (depreciation)					$ 843,292	

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	BOFA	Buy	2,517,655	$ 4,128,18	10/17/11	$ -	$ (205,099)
British Pound	DBAB	Buy	6,000,000	9,433,20	10/17/11	-	(83,812)
British Pound	HSBC	Buy	922,959	1,511,62	10/17/11	-	(73,445)
British Pound	BZWS	Buy	1,311,896	2,097,434	10/17/11	-	(53,196)
British Pound	DBAB	Buy	3,012,000	4,624,565	10/17/11	68,828	-
British Pound	HSBC	Sell	22,945,965	36,667,653	10/17/11	912,529	-
British Pound	DBAB	Sell	854,430	1,407,769	10/17/11	76,370	-
Euro	DBAB	Buy	16,698,506	22,822,033	10/18/11	-	(458,300)
Euro	BZWS	Buy	5,309,624	7,351,904	10/18/11	-	(240,908)
Euro	HSBC	Buy	654,812	941,731	10/18/11	-	(64,764)
Euro	BOFA	Buy	654,812	941,672	10/18/11	-	(64,705)
Euro	DBAB	Sell	19,306,362	27,779,925	10/18/11	1,923,580	-
Euro	HSBC	Sell	15,445,090	22,210,039	10/18/11	1,524,963	-
Euro	BZWS	Sell	1,921,047	2,773,992	10/18/11	201,200	-
Japanese Yen	DBAB	Sell	173,531,290	2,118,164	10/20/11	-	(133,484)
Japanese Yen	BOFA	Sell	128,248,820	1,563,767	10/20/11	-	(100,321)
Japanese Yen	HSBC	Sell	64,467,680	780,000	10/20/11	-	(56,498)
Japanese Yen	BZWS	Sell	36,535,840	440,000	10/20/11	-	(34,069)
Japanese Yen	HAND	Buy	92,219,000	1,205,666	10/20/11	-	(9,082)
Japanese Yen	BOFA	Buy	25,967,121	338,519	10/20/11	-	(1,584)
Japanese Yen	DBAB	Buy	68,424,000	889,368	10/20/11	-	(1,536)
Japanese Yen	DBAB	Buy	79,150,000	983,483	10/20/11	43,524	-
Japanese Yen	BZWS	Buy	4,700,000	58,163	10/20/11	2,822	-
Japanese Yen	HSBC	Buy	3,049,420	39,545	10/20/11	263	-
Japanese Yen	HSBC	Sell	15,083,116	196,759	10/20/11	1,048	-
Canadian Dollar	BOFA	Buy	1,149,260	1,155,774	10/31/11	-	(59,376)
Canadian Dollar	BOFA	Sell	3,182,146	3,345,577	10/31/11	309,799	-
British Pound	HSBC	Buy	8,500,000	13,591,887	11/18/11	-	(351,148)
British Pound	BOFA	Sell	15,235,442	24,611,165	11/18/11	878,399	-
British Pound	BZWS	Sell	4,617,721	7,471,472	11/18/11	278,292	-
British Pound	SSBT	Sell	1,693,707	2,739,571	11/18/11	101,226	-
British Pound	HAND	Sell	290,000	455,441	11/18/11	3,698	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2011 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, NA
SSBT - State Street Bank and Trust Co

Currency

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
PC - Participation Certificate
PIK - Payment-In-Kind

Mutual International Securities Fund	Country	Shares	Value
Common Stocks 91.4%			
Air Freight & Logistics 0.5%			
PostNL NV	Netherlands	952	$ 4,163
TNT Express NV	Netherlands	900	6,209
			10,372
Auto Components 0.9%			
ªContinental AG	Germany	311	17,782
Automobiles 0.9%			
Daimler AG (EUR Traded)	Germany	404	17,884
Beverages 3.5%			
Asahi Group Holdings Ltd.	Japan	1,093	23,380
Foster's Group Ltd.	Australia	5,690	28,909
Pernod Ricard SA	France	200	15,655
			67,944
Capital Markets 4.0%			
F&C Asset Management PLC	United Kingdom	19,390	19,617
Mirae Asset Securities Co. Ltd.	South Korea	620	14,575
Sun Hung Kai & Co. Ltd.	Hong Kong	26,731	13,584
ªUBS AG (CHF Traded)	Switzerland	1,253	14,332
Woori Investment & Securities Co. Ltd.	South Korea	1,710	15,688
			77,796
Chemicals 1.7%			
Koninklijke DSM NV	Netherlands	220	9,563
Linde AG	Germany	179	23,947
			33,510
Commercial Banks 6.6%			
Aozora Bank Ltd.	Japan	15,951	37,038
Hana Financial Group Inc.	South Korea	890	25,811
KB Financial Group Inc.	South Korea	594	19,577
KB Financial Group Inc., ADR	South Korea	270	8,845
Korea Exchange Bank	South Korea	3,350	19,584
Woori Finance Holdings Co. Ltd.	South Korea	1,900	16,069
			126,924
Commercial Services & Supplies 1.8%			
Edenred	France	462	11,004
Transfield Services Ltd.	Australia	13,137	23,906
			34,910
Construction & Engineering 4.9%			
Boart Longyear Group	Australia	10,504	25,979
Henderson Investment Ltd.	Hong Kong	346,750	21,650
ªKHD Humboldt Wedag International AG	Germany	3,790	23,422
Vinci SA	France	540	23,156
			94,207
Construction Materials 1.7%			
CRH PLC	Ireland	992	15,473
SA des Ciments Vicat	France	261	17,003
			32,476
Containers & Packaging 1.5%			
Rexam PLC	United Kingdom	5,985	28,745
Diversified Financial Services 3.4%			
Deutsche Boerse AG	Germany	183	9,187
First Pacific Co. Ltd.	Hong Kong	27,752	24,495
Osaka Securities Exchange Co. Ltd.	Japan	7	32,417
			66,099
Diversified Telecommunication Services 2.0%			
Telecom Italia SpA	Italy	11,739	11,525

Quarterly Statement of Investments | See Notes to Statements of Investments.

Sinomedia Holding Ltd.	China	91,017	23,966
			67,101
Metals & Mining 1.0%			
ThyssenKrupp AG	Germany	826	20,215
Multi-Utilities 2.7%			
GDF Suez	France	798	23,704
Hera SpA	Italy	9,780	14,934
Iren SpA	Italy	11,997	14,085
			52,723
Multiline Retail 1.8%			
Marks & Spencer Group PLC	United Kingdom	2,894	14,082
New World Department Store China	China	36,000	20,305
			34,387
Oil, Gas & Consumable Fuels 3.0%			
BP PLC	United Kingdom	2,920	17,496
Royal Dutch Shell PLC, A	United Kingdom	689	21,242
Total SA, B	France	430	18,967
			57,705
Pharmaceuticals 4.5%			
Merck KGaA	Germany	121	9,875
Novartis AG	Switzerland	445	24,857
Roche Holding AG	Switzerland	168	27,133
Sanofi	France	390	25,601
			87,466
Real Estate Investment Trusts (REITs) 0.7%			
The Link REIT	Hong Kong	4,500	14,189
Real Estate Management & Development 2.6%			
Franshion Properties China Ltd.	China	148,390	22,968
Parkway Life REIT	Singapore	13,000	18,139
Renhe Commercial Holdings Co. Ltd.	China	82,000	8,633
			49,740
Software 1.6%			
Nintendo Co. Ltd.	Japan	100	14,736
Polaris Software Lab Ltd.	India	6,060	16,271
			31,007
Tobacco 2.5%			
British American Tobacco PLC	United Kingdom	591	24,943
Imperial Tobacco Group PLC	United Kingdom	710	23,969
			48,912
Trading Companies & Distributors 1.7%			
Mitsubishi Corp.	Japan	500	10,325
Mitsui & Co. Ltd.	Japan	600	8,826
Seven Group Holdings Ltd.	Australia	1,881	14,327
			33,478
Water Utilities 0.5%			
Guangdong Investment Ltd.	China	16,000	9,904
Wireless Telecommunication Services 2.3%			
NTT DoCoMo Inc.	Japan	11	20,219
Vodafone Group PLC	United Kingdom	9,586	24,688
			44,907
Total Common Stocks (Cost $1,950,602)			1,771,524
Preferred Stocks 1.5%			
Automobiles 1.5%			
Porsche Automobile Holding SE, pfd.	Germany	417	19,732
Volkswagen AG, pfd.	Germany	61	8,092
Total Preferred Stocks (Cost $31,842)			27,824

Total Investments (Cost $1,982,444) 92.9%	1,799,348
Other Assets, less Liabilities 7.1%	138,122
Net Assets 100.0%	$ 1,937,470

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BOFA	Sell	9,062,045	$ 110,072	10/20/11	$ -	$ (7,512)
Japanese Yen	DBAB	Sell	2,630,200	32,287	10/20/11	-	(1,841)
Japanese Yen	SSBT	Sell	677,000	8,154	10/20/11	-	(630)
Japanese Yen	BOFA	Buy	330,020	4,302	10/20/11	-	(20)
Japanese Yen	DBAB	Buy	210,210	2,746	10/20/11	-	(18)
Japanese Yen	SSBT	Buy	373,000	4,565	10/20/11	274	-
Japanese Yen	DBAB	Buy	181,128	2,253	10/20/11	97	-
Japanese Yen	HSBC	Sell	501,765	6,546	10/20/11	35	-
Japanese Yen	BZWS	Sell	1,400,000	18,267	10/20/11	102	-
South Korean Won	BOFA	Buy	4,900,000	4,533	11/03/11	-	(394)
South Korean Won	BOFA	Buy	16,119,360	13,509	11/03/11	107	-
South Korean Won	BOFA	Sell	128,419,400	116,977	11/03/11	8,497	-
British Pound	DBAB	Buy	7,677	12,649	11/18/11	-	(691)
British Pound	SSBT	Buy	8,430	13,047	11/18/11	84	-
British Pound	BZWS	Sell	48,965	79,225	11/18/11	2,951	-
British Pound	SSBT	Sell	17,960	29,050	11/18/11	1,073	-
British Pound	BOFA	Sell	97,930	158,537	11/18/11	5,989	-
British Pound	HSBC	Sell	4,400	6,879	11/18/11	84	-
Australian Dollar	BZWS	Sell	3,325	3,513	12/21/11	325	-
Australian Dollar	BOFA	Sell	24,000	23,924	12/21/11	1,032	-
Swiss Franc	DBAB	Buy	8,800	12,136	2/10/12	-	(2,397)
Swiss Franc	BOFA	Buy	1,260	1,398	2/10/12	-	(23)
Swiss Franc	BZWS	Sell	39,432	51,745	2/10/12	8,108	-
Swiss Franc	DBAB	Sell	37,888	49,754	2/10/12	7,826	-
Australian Dollar	BOFA	Sell	70,670	72,295	2/23/12	4,987	-
Australian Dollar	BZWS	Sell	3,565	3,441	2/23/12	45	-
Australian Dollar	DBAB	Sell	1,435	1,385	2/23/12	18	-
Euro	DBAB	Buy	13,300	17,893	3/15/12	-	(85)
Euro	DBAB	Sell	6,231	8,636	3/15/12	292	-
Euro	BZWS	Sell	6,231	8,638	3/15/12	294	-
Euro	BOFA	Sell	324,714	444,209	3/15/12	9,420	-
	Unrealized appreciation (depreciation)					51,640	(13,611)
	Net unrealized appreciation (depreciation)					$ 38,029

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2011 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
HSBC - HSBC Bank USA, NA
SSBT - State Street Bank and Trust Co.

Currency

CHF - Swiss Franc
EUR - Euro

Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Royal Dutch Shell PLC, A	United Kingdom	2,512,608	77,464,528
The Williams Cos. Inc.	United States	1,308,744	31,854,829
			295,429,824
Paper & Forest Products 2.3%			
Domtar Corp.	United States	251,569	17,149,459
International Paper Co.	United States	2,326,434	54,089,591
MeadWestvaco Corp.	United States	1,464,799	35,975,463
			107,214,513
Pharmaceuticals 6.2%			
Eli Lilly & Co.	United States	1,618,648	59,841,417
Merck & Co. Inc.	United States	3,459,988	113,176,207
Pfizer Inc.	United States	5,358,464	94,737,643
[a]Sanofi, Contingent Value rts., 12/31/20	France	849,460	900,428
Teva Pharmaceutical Industries Ltd., ADR	Israel	705,749	26,267,978
			294,923,673
Real Estate Investment Trusts (REITs) 0.6%			
Alexander's Inc.	United States	49,326	17,807,672
Weyerhaeuser Co.	United States	623,661	9,697,929
			27,505,601
Real Estate Management & Development 0.2%			
[c]Canary Wharf Group PLC	United Kingdom	1,535,898	5,780,180
[a]Forestar Group Inc.	United States	320,853	3,500,506
			9,280,686
Semiconductors & Semiconductor Equipment 0.3%			
[a]LSI Corp.	United States	2,797,589	14,491,511
Software 3.2%			
Microsoft Corp.	United States	4,123,113	102,624,282
Nintendo Co. Ltd.	Japan	123,923	18,261,322
[a]Symantec Corp.	United States	1,739,900	28,360,370
			149,245,974
Tobacco 9.0%			
Altria Group Inc.	United States	2,775,444	74,409,654
British American Tobacco PLC	United Kingdom	3,014,700	127,234,765
British American Tobacco PLC, ADR	United Kingdom	4,218	357,391
Imperial Tobacco Group PLC	United Kingdom	3,192,620	107,780,077
Lorillard Inc.	United States	405,204	44,856,083
Philip Morris International Inc.	United States	556,250	34,698,875
Reynolds American Inc.	United States	993,582	37,239,453
			426,576,298
Wireless Telecommunication Services 1.9%			
Vodafone Group PLC	United Kingdom	34,651,840	89,242,506
Total Common Stocks and Other Equity Interests (Cost $4,254,468,703)			4,028,892,077
Convertible Preferred Stocks (Cost $241,000) 0.0%†			
Commercial Banks 0.0%†			
[a,d]First Southern Bancorp Inc., cvt. pfd., C	United States	241	1,021,915
		Principal Amount	
Corporate Bonds, Notes and Senior Floating Rate Interests 4.3%			
[d]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	2,128	2,128
Clear Channel Communications Inc.,			
[h]Delayed Draw 2 Term Loan, 3.889%, 1/29/16	United States	5,945,000	4,206,088
senior note, 9.00%, 3/01/21	United States	2,981,000	2,228,298
[i]senior note, PIK, 11.00%, 8/01/16	United States	12,556,000	6,403,560
[h]Tranche B Term Loan, 3.889%, 1/29/16	United States	35,406,000	25,476,033
[h]Tranche C Term Loan, 3.889%, 1/29/16	United States	6,902,668	4,823,239
NRG Energy Inc., senior note, 7.375%, 1/15/17	United States	5,645,000	5,849,631
[f]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	5,771,000	5,886,420
[i]9.75%, 8/15/13	Canada	8,435,000	8,603,700

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
C Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2011, the aggregate value of these securities was $5,999,478, representing 0.13% of net assets.
d See Note 5 regarding restricted securities.
e At September 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30,2011, the aggregate value of these securities was $57,940,062, representing 1.23% of net assets.
9 See Note 6 regarding holdings of 5% voting securities.
h The coupon rate shown represents the rate at period end.
i Income may be received in additional securities and/or cash.
iA portion or all of the security is on loan at September 30,2011.
k Defaulted security or security for which income has been deemed uncollectible.
I A portion or all of the security purchased on a delayed delivery basis.
mThe security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At September 30, 2011, the value of this security and/or cash pledged as collateral was $21 ,679,761, representing 0.46% of net assets.
o At September 30, 2011, all repurchase agreements had been entered into on that date.
pThe rate shown is the annualized seven-day yield at period end.

At September 30, 2011, the Fund had the following financial futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	225	$ 37,729,688	12/19/11	$ 1,130,956	$ -
GBP/USD	Short	206	20,096,587	12/19/11	225,032	-
Unrealized appreciation (depreciation)					1,355,988	-
Net unrealized appreciation (depreciation)					$ 1,355,988	

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	BZWS	Buy	8,709,597	$ 13,896,225	10/17/11	$ -	$ (324,658)
British Pound	HSBC	Buy	2,831,361	4,632,436	10/17/11	-	(220,520)
British Pound	BOFA	Buy	719,658	1,176,312	10/17/11	-	(54,918)
British Pound	HSBC	Sell	55,712,032	89,027,827	10/17/11	2,215,590	-
British Pound	BOFA	Sell	3,674,556	5,960,088	10/17/11	234,280	-
British Pound	DBAB	Sell	6,832,002	10,992,223	10/17/11	346,382	-
Euro	BZWS	Buy	2,270,016	3,264,056	10/18/11	-	(223,902)
Euro	BOFA	Buy	3,102,566	4,315,155	10/18/11	-	(159,995)
Euro	HSBC	Buy	1,135,008	1,632,334	10/18/11	-	(112,257)
Euro	DBAB	Buy	3,051,078	4,161,213	10/18/11	-	(75,009)
Euro	SSBT	Buy	1,862,190	2,508,184	10/18/11	-	(14,217)
Euro	DBAB	Sell	27,666,091	39,808,739	10/18/11	2,756,497	-
Euro	HSBC	Sell	22,132,873	31,827,071	10/18/11	2,185,278	-
Euro	BZWS	Sell	1,836,279	2,651,586	10/18/11	192,322	-
Japanese Yen	BOFA	Sell	1,889,485,796	22,960,903	10/20/11	-	(1,556,041)
Japanese Yen	DBAB	Sell	526,204,435	6,447,492	10/20/11	-	(380,252)
Japanese Yen	HSBC	Sell	156,205,120	1,890,000	10/20/11	-	(136,833)
Japanese Yen	BZWS	Sell	88,018,160	1,060,000	10/20/11	-	(82,076)
Japanese Yen	DBAB	Buy	117,493,086	1,533,233	10/20/11	-	(8,706)
Japanese Yen	BZWS	Buy	95,600,000	1,240,890	10/20/11	-	(436)
Japanese Yen	BOFA	Buy	597,691,656	7,401,442	10/20/11	353,882	-
Japanese Yen	DBAB	Buy	616,853,596	7,703,612	10/20/11	300,346	-
Japanese Yen	SSBT	Buy	39,329,874	487,946	10/20/11	22,377	-
Japanese Yen	BZWS	Buy	605,185,029	7,519,026	10/20/11	333,527	-
Japanese Yen	HSBC	Buy	45,066,442	577,657	10/20/11	8,923	-
Japanese Yen	HSBC	Sell	55,606,423	725,383	10/20/11	3,864	-
British Pound	BOFA	Sell	40,950,968	66,161,763	11/18/11	2,371,048	-
British Pound	BZWS	Sell	13,699,991	22,157,094	11/18/11	816,153	-
British Pound	SSBT	Sell	4,759,203	7,698,010	11/18/11	284,439	-
British Pound	HAND	Sell	950,000	1,491,963	11/18/11	12,115	-
British Pound	HSBC	Sell	1,086,344	1,698,391	11/18/11	20,637	-
Euro	BZWS	Sell	4,336,430	6,221,640	11/30/11	415,105	-
Euro	HSBC	Sell	30,070,447	43,608,163	11/30/11	3,343,450	-
Euro	DBAB	Sell	2,365,754	3,277,520	11/30/11	109,746	-

Euro	SSBT	Sell	11,244,463	15,274,479	11/30/11	217,999	-
British Pound	BZWS	Buy	4,382,854	6,859,132	12/16/11	-	(33,641)
British Pound	BOFA	Buy	617,150	966,272	12/16/11	-	(5,174)
British Pound	DBAB	Sell	41,086,697	64,711,548	12/16/11	726,559	-
British Pound	SSBT	Sell	42,518,925	66,971,559	12/16/11	756,138	-
Norwegian Krone	HAND	Buy	40,049,215	7,067,367	12/19/11	-	(274,284)
Norwegian Krone	HAND	Sell	93,044,597	17,200,612	12/19/11	1,418,539	-
Australian Dollar	BOFA	Sell	4,661,780	4,924,248	12/21/11	455,470	-
Australian Dollar	BZWS	Sell	424,219	448,175	12/21/11	41,519	-
Swiss Franc	DBAB	Buy	7,506,861	9,860,647	2/10/12	-	(1,553,286)
Swiss Franc	BZWS	Buy	6,780,898	7,935,508	2/10/12	-	(431,523)
Swiss Franc	SSBT	Buy	959,000	1,296,086	2/10/12	-	(234,823)
Swiss Franc	BOFA	Buy	4,481,947	4,991,467	2/10/12	-	(80,441)
Swiss Franc	HAND	Buy	290,688	328,201	2/10/12	-	(6,517)
Swiss Franc	BZWS	Buy	4,070,700	4,504,232	2/10/12	550	-
Swiss Franc	BZWS	Sell	30,078,233	39,594,084	2/10/12	6,308,437	-
Swiss Franc	DBAB	Sell	30,650,785	40,297,394	2/10/12	6,378,141	-
Australian Dollar	BOFA	Sell	19,539,514	19,988,922	2/23/12	1,378,973	-
Australian Dollar	DBAB	Sell	474,268	457,716	2/23/12	6,011	-
Australian Dollar	BZWS	Sell	1,178,532	1,137,378	2/23/12	14,913	-
Euro	BZWS	Sell	30,070,447	43,602,149	2/29/12	3,337,845	-
Euro	DBAB	Sell	17,655,717	24,015,306	2/29/12	374,316	-
Euro	BOFA	Sell	12,274,566	16,791,606	3/15/12	356,033	-
Euro	BZWS	Sell	21,015,749	28,641,645	3/15/12	501,679	-
	Unrealized appreciation (depreciation)					38,599,083	(5,969,509)
	Net unrealized appreciation (depreciation)					$ 32,629,574

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, NA
SSBT - State Street Bank and Trust Co.

Currency

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Qatar 0.1%			
Industries Qatar	Industrial Conglomerates	20,500	697,501
Russia 16.9%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	1,703,600	16,269,380
Gazprom, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	470,200	4,551,536
[c]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	75,208	3,774,689
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	317,168	16,120,064
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	956,800	20,571,200
Sberbank RF	Commercial Banks	6,061,420	13,113,517
TNK-BP	Oil, Gas & Consumable Fuels	5,340,274	12,402,031
[d]Uralkali, GDR, Reg S	Chemicals	250,596	8,644,309
			95,446,726
Singapore 1.7%			
Keppel Corp. Ltd.	Industrial Conglomerates	856,557	5,023,836
SembCorp Marine Ltd.	Machinery	1,856,000	4,545,186
			9,569,022
South Africa 2.0%			
Exxaro Resources Ltd.	Metals & Mining	77,600	1,622,669
Remgro Ltd.	Diversified Financial Services	504,061	6,877,291
Tiger Brands Ltd.	Food Products	99,500	2,573,205
			11,073,165
South Korea 1.0%			
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	48,967	5,714,410
Taiwan 3.6%			
President Chain Store Corp.	Food & Staples Retailing	3,628,075	20,439,533
Thailand 5.2%			
Kasikornbank PCL, fgn.	Commercial Banks	3,022,300	11,436,238
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	2,021,223	8,955,780
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	938,100	7,747,069
Supalai PCL, fgn.	Real Estate Management & Development	3,299,000	1,372,678
			29,511,765
Turkey 2.1%			
Akbank TAS	Commercial Banks	842,806	3,304,896
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	423,426	8,680,008
			11,984,904
United Arab Emirates 1.2%			
Emaar Properties PJSC	Real Estate Management & Development	8,942,377	6,695,309
United Kingdom 1.4%			
Anglo American PLC	Metals & Mining	230,149	7,757,939
Vietnam 0.1%			
Petrovietnam Fertilizer and Chemical JSC	Chemicals	217,810	336,012
Total Common Stocks (Cost $369,741,894)			493,911,910
Preferred Stocks 10.0%			
Brazil 8.8%			
Banco Bradesco SA, ADR, pfd.	Commercial Banks	582,431	8,614,155
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	1,017,796	5,101,531
Vale SA, ADR, pfd., A	Metals & Mining	1,717,475	36,066,975
			49,782,661
Chile 1.2%			
Embotelladora Andina SA, pfd., A	Beverages	1,918,947	6,481,187
Total Preferred Stocks (Cost $33,656,355)			56,263,848

a A portion or all of the security is on loan at September 30, 2011.
b A portion or all of the security purchased on a delayed delivery basis.
C At September 30, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2011, the value of this security was
$8,644,309, representing 1.54% of net assets.
eNon-income producing.
fThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
9The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Foreign Securities Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 94.5%			
Aerospace & Defense 0.7%			
BAE Systems PLC	United Kingdom	3,909,200	$ 16,139,327
Airlines 0.5%			
Deutsche Lufthansa AG	Germany	871,940	11,373,358
Automobiles 1.8%			
Mazda Motor Corp.	Japan	5,453,000	11,176,210
Toyota Motor Corp., ADR	Japan	440,460	30,065,799
			41,242,009
Capital Markets 4.8%			
Credit Suisse Group AG	Switzerland	1,969,870	51,531,356
KKR & Co., LP	United States	1,155,000	12,012,000
Nomura Holdings Inc.	Japan	5,636,100	20,909,646
[a]UBS AG	Switzerland	2,082,940	23,824,526
			108,277,528
Chemicals 0.9%			
Akzo Nobel NV	Netherlands	454,250	20,040,397
Commercial Banks 6.9%			
BNP Paribas SA	France	786,460	30,997,365
DBS Group Holdings Ltd.	Singapore	2,993,520	26,847,151
HSBC Holdings PLC	United Kingdom	1,865,200	14,218,753
KB Financial Group Inc., ADR	South Korea	1,220,681	39,989,510
UniCredit SpA	Italy	27,884,621	29,973,419
United Overseas Bank Ltd.	Singapore	985,000	12,667,822
			154,694,020
Commercial Services & Supplies 1.4%			
[a]Downer EDI Ltd.	Australia	4,000,712	10,956,385
G4S PLC	United Kingdom	5,045,810	20,841,633
			31,798,018
Communications Equipment 0.7%			
Telefonaktiebolaget LM Ericsson, B, ADR	Sweden	1,675,840	16,004,272
Computers & Peripherals 1.6%			
Compal Electronics Inc.	Taiwan	28,536,431	25,957,427
Lite-On Technology Corp.	Taiwan	11,802,124	10,693,896
			36,651,323
Construction Materials 0.5%			
CRH PLC	Ireland	659,820	10,291,803
Containers & Packaging 0.7%			
Rexam PLC	United Kingdom	3,021,290	14,510,808
Diversified Financial Services 1.8%			
[a]ING Groep NV	Netherlands	5,880,644	41,471,913
Diversified Telecommunication Services 10.6%			
China Telecom Corp. Ltd., H	China	69,378,357	43,360,326
France Telecom SA	France	2,164,143	35,412,276
Singapore Telecommunications Ltd.	Singapore	16,934,000	40,826,149
Telefonica SA, ADR	Spain	1,813,382	34,671,864
Telekom Austria AG	Austria	1,711,400	17,373,605
Telenor ASA	Norway	3,226,804	49,749,896
Vivendi SA	France	898,479	18,288,859
			239,682,975
Electric Utilities 0.9%			
E.ON AG	Germany	917,590	19,818,427

Quarterly Statement of Investments | See Notes to Statements of Investments.

Electronic Equipment, Instruments & Components 1.2%			
ᵃFlextronics International Ltd.	Singapore	4,961,670	27,934,202
Energy Equipment & Services 0.7%			
Aker Solutions ASA	Norway	1,617,940	15,493,259
Food & Staples Retailing 2.4%			
Tesco PLC	United Kingdom	9,326,670	54,592,901
Hotels, Restaurants & Leisure 0.3%			
Autogrill SpA	Italy	655,704	6,657,383
Industrial Conglomerates 2.8%			
Hutchison Whampoa Ltd.	Hong Kong	2,500,239	18,503,480
Koninklijke Philips Electronics NV	Netherlands	1,086,360	19,487,062
Siemens AG	Germany	285,414	25,605,217
			63,595,759
Insurance 10.6%			
ACE Ltd.	United States	377,449	22,873,409
AIA Group Ltd.	Hong Kong	11,111,000	31,607,804
Aviva PLC	United Kingdom	9,269,960	43,563,148
AXA SA	France	2,547,968	33,075,702
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	249,150	30,887,077
NKSJ Holdings Inc.	Japan	1,054,500	23,623,317
PartnerRe Ltd.	Bermuda	196,480	10,270,010
ᵃSwiss Re Ltd.	Switzerland	917,340	42,692,523
			238,592,990
Life Sciences Tools & Services 0.5%			
Lonza Group AG	Switzerland	175,440	10,570,401
Media 1.0%			
Reed Elsevier NV	Netherlands	2,017,693	22,182,641
Metals & Mining 0.9%			
POSCO	South Korea	66,052	20,302,295
Multi-Utilities 0.9%			
GDF Suez	France	697,431	20,717,199
Multiline Retail 0.5%			
Marks & Spencer Group PLC	United Kingdom	2,350,320	11,436,564
Oil, Gas & Consumable Fuels 9.9%			
BP PLC	United Kingdom	4,406,715	26,404,283
Gazprom, ADR	Russia	2,623,000	25,049,650
Reliance Industries Ltd.	India	998,145	16,243,075
Royal Dutch Shell PLC, A	United Kingdom	16,803	518,992
Royal Dutch Shell PLC, B	United Kingdom	1,292,973	40,197,275
Statoil ASA	Norway	2,455,740	52,676,117
Talisman Energy Inc.	Canada	1,506,600	18,526,836
Total SA, B	France	979,926	43,224,061
			222,840,289
Pharmaceuticals 11.5%			
GlaxoSmithKline PLC	United Kingdom	2,772,585	57,168,768
Merck KGaA	Germany	405,300	33,076,781
Novartis AG	Switzerland	360,330	20,127,526
Roche Holding AG	Switzerland	468,100	75,599,613
Sanofi	France	1,127,925	74,041,921
			260,014,609
Professional Services 1.2%			
Adecco SA	Switzerland	15,320	603,797
Hays PLC	United Kingdom	11,353,070	12,173,614

tRounds to less than 0.1% of net assets.
a Non-income producing.
bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

FR48, 9.00%, 9/15/18	16,920,000	IDR	2,175,154
FR49, 9.00%, 9/15/13	35,030,000,000	IDR	4,204,399
[e]senior bond, 144A, 8.50%, 10/12/35	9,119,000		12,335,727
[e]senior bond, 144A, 6.625%, 2/17/37	2,240,000		2,534,034
[e]senior bond, 144A, 7.75%, 1/17/38	10,980,000		13,833,098
[e]senior note, 144A, 11.625%, 3/04/19	6,410,000		9,155,499
			191,405,213
Iraq 0.3%			
Government of Iraq,			
[e]144A, 5.80%, 1/15/28	5,055,000		4,063,184
[f]Reg S, 5.80%, 1/15/28	3,440,000		2,765,055
			6,828,239
Ireland 1.2%			
Government of Ireland,			
5.00%, 4/18/13	2,358,000	EUR	3,072,830
4.00%, 1/15/14	4,038,000	EUR	5,116,224
4.60%, 4/18/16	2,403,000	EUR	2,995,594
5.90%, 10/18/19	3,509,000	EUR	4,277,941
4.50%, 4/18/20	583,000	EUR	649,455
5.00%, 10/18/20	1,890,000	EUR	2,132,080
senior bond, 4.50%, 10/18/18	788,000	EUR	902,040
senior bond, 4.40%, 6/18/19	1,529,000	EUR	1,716,332
senior bond, 5.40%, 3/13/25	5,678,000	EUR	6,425,039
			27,287,535
Israel 0.9%			
Government of Israel,			
5.00%, 3/31/13	31,325,000	ILS	8,660,975
3.50%, 9/30/13	49,184,000	ILS	13,326,185
			21,987,160
Lithuania 1.6%			
[e]Government of Lithuania, 144A,			
6.75%, 1/15/15	19,480,000		20,320,562
7.375%, 2/11/20	12,690,000		13,668,082
6.125%, 3/09/21	3,240,000		3,197,718
			37,186,362
Malaysia 2.5%			
Government of Malaysia, senior bond,			
2.711%, 2/14/12	720,000	MYR	225,907
3.718%, 6/15/12	51,643,000	MYR	16,305,469
2.509%, 8/27/12	24,935,000	MYR	7,794,985
3.702%, 2/25/13	25,624,000	MYR	8,110,886
3.70%, 5/15/13	210,000	MYR	66,525
3.21%, 5/31/13	310,000	MYR	97,451
3.461%, 7/31/13	13,390,000	MYR	4,226,520
3.814%, 2/15/17	18,885,000	MYR	6,023,068
4.24%, 2/07/18	44,360,000	MYR	14,416,061
			57,266,872
Mexico 6.2%			
Government of Mexico,			
M, 9.00%, 6/20/13	2,982,300[g]	MXN	22,995,390
M, 8.00%, 12/17/15	726,000[g]	MXN	5,780,106
M, 7.25%, 12/15/16	250,000[g]	MXN	1,947,765
M, 7.75%, 12/14/17	4,473,000[g]	MXN	35,747,209
MI, 9.00%, 12/20/12	265,000[g]	MXN	2,007,786
MI, 8.00%, 12/19/13	9,939,900[g]	MXN	76,435,492
			144,913,748
Norway 0.4%			
Government of Norway, 6.50%, 5/15/13	49,400,000	NOK	9,083,839
Peru 0.2%			
Government of Peru, 7.84%, 8/12/20	11,090,000	PEN	4,535,364

'The principal amount is stated in U.S. dollars unless otherwise indicated.
a The coupon rate shown represents the rate at period end.
bThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
C Principal amount is stated in 1,000 Brazilian Real Units.
d Redemption price at maturity is adjusted for inflation.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30,2011, the aggregate value of these securities was $205,659,975, representing 8.85% of net assets.
f Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2011, the value of this security was
$2,765,055, representing 0.12% of net assets.
9 Principal amount is stated in 100 Mexican Peso Units.
h A supranational organization is an entity formed by two or more central governments through international treaties.
iThe security is traded on a discount basis with no stated coupon rate.
j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2011, all repurchase agreements had been entered into on that date.

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	HSBC	Buy	39,700,000	878,562		10/03/11	$ 29,220	$ -
Philippine Peso	HSBC	Buy	156,866,000	3,480,806		10/04/11	105,878	-
Philippine Peso	DBAB	Buy	195,560,000	4,346,164		10/04/11	125,244	-
Philippine Peso	DBAB	Sell	195,560,000	4,495,632		10/04/11	24,224	-
Euro	UBSW	Sell	6,370,000	8,714,670		10/05/11	182,700	-
Philippine Peso	HSBC	Buy	233,867,000	5,225,144		10/05/11	121,813	-
Philippine Peso	DBAB	Buy	233,811,000	5,220,977		10/05/11	124,700	-
Philippine Peso	DBAB	Sell	233,811,000	5,374,966		10/05/11	29,289	-
Philippine Peso	JPHQ	Buy	61,767,000	1,379,836		10/06/11	32,271	-
Philippine Peso	JPHQ	Sell	61,767,000	1,419,931		10/06/11	7,823	-
Philippine Peso	DBAB	Buy	191,936,000	4,314,526		10/07/11	73,218	-
Philippine Peso	DBAB	Sell	191,936,000	4,414,351		10/07/11	26,608	-
Philippine Peso	DBAB	Buy	153,588,000	3,468,642		10/11/11	41,593	-
Philippine Peso	HSBC	Buy	153,878,000	3,469,706		10/11/11	47,157	-
Philippine Peso	CITI	Buy	76,826,000	1,737,044		10/11/11	18,805	-
Philippine Peso	JPHQ	Buy	76,627,000	1,729,768		10/11/11	21,533	-
Philippine Peso	JPHQ	Sell	76,627,000	1,761,540		10/11/11	10,239	-
Philippine Peso	DBAB	Sell	153,588,000	3,530,759		10/11/11	20,523	-
Malaysian Ringgit	DBAB	Buy	11,434,805	3,645,721		10/12/11	-	(61,278)
Philippine Peso	DBAB	Buy	45,732,000	1,037,807		10/12/11	7,329	-
Philippine Peso	DBAB	Sell	45,732,000	1,048,899		10/12/11	3,763	-
Malaysian Ringgit	DBAB	Buy	4,934,783	1,573,040		10/13/11	-	(26,209)
Philippine Peso	HSBC	Buy	76,252,000	1,717,581		10/13/11	24,937	-
Philippine Peso	JPHQ	Buy	194,374,000	4,386,190		10/13/11	55,663	-
Euro	HSBC	Sell	3,762,000	5,229,932		10/17/11	191,577	-
Philippine Peso	JPHQ	Buy	108,152,000	2,463,767		10/17/11	7,130	-
Euro	HSBC	Sell	3,753,000	5,264,333		10/18/11	238,070	-
Norwegian Krone	BZWS	Buy	30,824,000	3,765,775	EUR	10/18/11	200,995	-
Euro	HSBC	Sell	5,054,000	7,058,416		10/19/11	289,820	-
Norwegian Krone	BZWS	Buy	30,949,000	3,765,727	EUR	10/19/11	222,101	-
Philippine Peso	DBAB	Buy	41,880,000	950,954		10/19/11	5,742	-
Philippine Peso	HSBC	Buy	154,149,000	3,493,699		10/19/11	27,641	-
Philippine Peso	DBAB	Sell	41,880,000	960,110		10/19/11	3,414	-
Philippine Peso	DBAB	Buy	167,411,000	3,771,877		10/21/11	51,950	-
Philippine Peso	JPHQ	Buy	84,061,000	1,894,460		10/21/11	25,573	-
Philippine Peso	DBAB	Sell	167,411,000	3,839,702		10/21/11	15,874	-
Chilean Peso	CITI	Buy	921,291,796	1,849,984		10/25/11	-	(88,431)
Indian Rupee	HSBC	Buy	213,392,000	4,601,941		10/26/11	-	(266,027)
Indian Rupee	DBAB	Buy	208,500,000	4,488,698		10/26/11	-	(252,184)
Philippine Peso	DBAB	Sell	165,158,000	3,723,968		10/26/11	-	(47,250)
Philippine Peso	DBAB	Buy	165,158,000	3,744,145		10/26/11	27,073	-
Philippine Peso	JPHQ	Buy	82,631,000	1,873,634		10/26/11	13,163	-
Philippine Peso	HSBC	Buy	154,149,000	3,489,745		10/26/11	30,094	-
Indian Rupee	DBAB	Buy	440,314,000	9,473,193		10/27/11	-	(527,812)
Indian Rupee	HSBC	Buy	317,880,000	6,876,055		10/27/11	-	(418,032)
Norwegian Krone	BZWS	Buy	61,766,000	7,531,521	EUR	10/27/11	418,028	-
Philippine Peso	HSBC	Buy	40,030,000	911,637		10/27/11	2,352	-
Chilean Peso	DBAB	Buy	398,486,000	787,133		10/28/11	-	(25,541)
Chilean Peso	BZWS	Buy	199,342,000	393,568		10/28/11	-	(12,583)
Philippine Peso	DBAB	Buy	146,355,000	3,332,312		10/28/11	9,152	-
Philippine Peso	HSBC	Buy	26,680,000	607,745		10/28/11	1,392	-
Philippine Peso	HSBC	Buy	52,110,000	1,185,126		10/31/11	4,416	-
Philippine Peso	DBAB	Buy	26,150,000	607,843		11/04/11	-	(10,996)
Norwegian Krone	UBSW	Buy	47,173,200	5,682,902	EUR	11/07/11	407,882	-
Japanese Yen	CITI	Sell	341,992,119	4,230,534		11/08/11	-	(208,195)
Japanese Yen	BZWS	Sell	335,950,000	4,156,254		11/10/11	-	(204,186)
Japanese Yen	BZWS	Sell	429,663,000	5,357,394		11/14/11	-	(219,726)
Japanese Yen	UBSW	Sell	340,600,700	4,246,521		11/14/11	-	(174,551)
Philippine Peso	DBAB	Buy	48,500,000	1,126,545		11/14/11	-	(20,028)
Japanese Yen	DBAB	Sell	796,770,000	9,733,480		11/16/11	-	(609,084)
Japanese Yen	JPHQ	Sell	397,873,000	4,862,190		11/16/11	-	(302,446)
Euro	UBSW	Sell	4,794,427	6,494,531		11/17/11	74,484	-
Japanese Yen	BZWS	Sell	986,239,000	11,990,310		11/17/11	-	(811,872)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Philippine Peso	DBAB	Buy	155,800,000	3,505,772		2/03/12	36,587	-
Indian Rupee	JPHQ	Buy	21,500,000	445,873		2/06/12	-	(13,850)
Philippine Peso	HSBC	Buy	84,800,000	1,916,384		2/06/12	11,451	-
Philippine Peso	JPHQ	Buy	60,500,000	1,362,613		2/07/12	12,735	-
Singapore Dollar	HSBC	Buy	6,206,000	4,860,284		2/07/12	-	(109,445)
Singapore Dollar	DBAB	Buy	6,207,000	4,860,459		2/07/12	-	(108,854)
Australian Dollar	MSCO	Buy	10,560,886	10,268,877		2/08/12	-	(195,493)
Australian Dollar	UBSW	Buy	10,557,970	10,238,591		2/08/12	-	(167,988)
Euro	HSBC	Sell	1,200,000	1,621,680		2/08/12	14,873	-
Euro	CITI	Sell	6,572,000	8,878,181		2/08/12	78,233	-
Euro	UBSW	Sell	4,929,000	6,676,084		2/08/12	76,123	-
Norwegian Krone	UBSW	Buy	72,121,400	9,100,722	EUR	2/08/12	20,064	-
Singapore Dollar	DBAB	Buy	12,363,000	9,721,129		2/08/12	-	(256,781)
Australian Dollar	DBAB	Buy	3,351,000	265,995,678	JPY	2/09/12	-	(261,850)
Australian Dollar	CITI	Buy	3,351,000	265,901,850	JPY	2/09/12	-	(260,630)
Australian Dollar	BZWS	Buy	3,351,000	265,734,300	JPY	2/09/12	-	(258,452)
Euro	DBAB	Sell	180,000	242,431		2/09/12	1,410	-
Euro	JPHQ	Sell	300,000	405,840		2/09/12	4,138	-
Euro	HSBC	Sell	600,000	806,880		2/09/12	3,477	-
Euro	BZWS	Sell	800,000	1,078,400		2/09/12	7,195	-
Norwegian Krone	DBAB	Buy	144,025,000	18,112,935	EUR	2/09/12	120,748	-
Norwegian Krone	UBSW	Buy	100,802,700	12,673,686	EUR	2/09/12	89,207	-
Polish Zloty	DBAB	Buy	17,528,000	4,407,896	EUR	2/09/12	-	(677,697)
Singapore Dollar	BZWS	Buy	1,717,028	1,347,894		2/09/12	-	(33,418)
Chilean Peso	DBAB	Buy	1,145,000,000	2,326,290		2/10/12	-	(161,459)
Euro	BZWS	Sell	612,000	829,872		2/10/12	10,401	-
Japanese Yen	HSBC	Sell	413,563,000	5,052,077		2/10/12	-	(324,190)
Japanese Yen	MSCO	Sell	394,373,000	4,826,319		2/10/12	-	(300,480)
Polish Zloty	BZWS	Buy	17,528,000	4,405,238	EUR	2/10/12	-	(674,520)
Chilean Peso	BZWS	Buy	1,142,900,000	2,319,196		2/13/12	-	(158,798)
Chilean Peso	DBAB	Buy	1,058,220,000	2,149,980		2/13/12	-	(149,650)
Euro	UBSW	Sell	657,000	892,055		2/13/12	12,329	-
Singapore Dollar	HSBC	Buy	6,117,200	4,803,595		2/13/12	-	(120,199)
British Pound	BZWS	Buy	2,562,230	4,082,606		2/14/12	-	(94,451)
Chilean Peso	MSCO	Buy	1,963,430,000	4,038,733		2/14/12	-	(327,568)
Chilean Peso	DBAB	Buy	1,130,600,000	2,305,465		2/14/12	-	(168,469)
Malaysian Ringgit	DBAB	Buy	97,443,480	31,603,632		2/14/12	-	(1,163,326)
Polish Zloty	DBAB	Buy	17,528,000	4,365,194	EUR	2/14/12	-	(622,434)
Singapore Dollar	HSBC	Buy	4,404,400	3,458,582		2/14/12	-	(86,460)
Japanese Yen	JPHQ	Sell	144,920,000	1,765,595		2/15/12	-	(118,514)
Japanese Yen	DBAB	Sell	123,057,280	1,497,958		2/15/12	-	(101,913)
Chilean Peso	MSCO	Buy	3,554,470,000	7,382,077		2/16/12	-	(664,575)
Euro	JPHQ	Sell	1,971,000	2,636,410		2/16/12	-	(2,766)
Euro	UBSW	Sell	1,971,000	2,637,533		2/16/12	-	(1,643)
Euro	DBAB	Sell	2,038,000	2,734,629		2/17/12	5,741	-
Malaysian Ringgit	HSBC	Buy	4,899,000	1,582,569		2/17/12	-	(52,269)
Singapore Dollar	HSBC	Buy	7,334,000	5,736,724		2/17/12	-	(121,303)
Singapore Dollar	DBAB	Buy	7,334,000	5,736,544		2/17/12	-	(121,124)
Singapore Dollar	BZWS	Buy	4,886,000	3,824,209		2/17/12	-	(83,147)
Chilean Peso	DBAB	Buy	1,455,470,000	3,009,657		2/21/12	-	(259,980)
Chilean Peso	JPHQ	Buy	1,055,800,000	2,167,411		2/21/12	-	(172,791)
Euro	UBSW	Sell	2,038,000	2,728,495		2/21/12	-	(391)
Chilean Peso	JPHQ	Buy	1,792,000,000	3,719,772		2/22/12	-	(334,562)
Japanese Yen	HSBC	Sell	385,460,000	4,651,662		2/22/12	-	(360,335)
Chilean Peso	DBAB	Buy	1,435,490,000	2,965,643		2/23/12	-	(254,099)
Japanese Yen	JPHQ	Sell	385,700,000	4,652,313		2/23/12	-	(362,895)
Singapore Dollar	DBAB	Buy	9,547,000	7,468,688		2/24/12	-	(157,865)
Chilean Peso	CITI	Buy	2,285,090,000	4,709,098		2/27/12	-	(393,944)
Chilean Peso	MSCO	Buy	2,254,540,000	4,646,859		2/27/12	-	(389,396)
Chilean Peso	DBAB	Buy	2,094,920,000	4,297,757		2/27/12	-	(341,718)
Euro	DBAB	Sell	5,346,000	7,284,299		2/27/12	126,006	-
Singapore Dollar	DBAB	Buy	5,952,000	4,667,869		2/27/12	-	(109,735)
Chilean Peso	MSCO	Buy	1,559,200,000	3,181,392		2/28/12	-	(237,214)
Chilean Peso	JPHQ	Buy	593,800,000	1,223,069		2/28/12	-	(101,819)
Chilean Peso	BZWS	Buy	2,006,200,000	4,086,779		2/29/12	-	(298,819)
Chilean Peso	DBAB	Buy	790,050,000	1,632,200		2/29/12	-	(140,485)
Euro	DBAB	Sell	3,252,140	4,444,049		2/29/12	89,437	-
Singapore Dollar	DBAB	Buy	5,960,000	4,668,212		2/29/12	-	(103,777)
Chilean Peso	DBAB	Buy	1,253,970,000	2,553,390		3/01/12	-	(185,904)

Chilean Peso	BZWS	Buy	1,004,500,000	2,043,328		3/01/12	-	(146,839)
Euro	DBAB	Sell	1,530,900	2,087,306		3/01/12	37,432	-
Japanese Yen	UBSW	Sell	447,200,000	5,501,021		3/01/12	-	(314,585)
Japanese Yen	JPHQ	Sell	401,100,000	4,934,793		3/01/12	-	(281,306)
Japanese Yen	HSBC	Sell	400,800,000	4,932,923		3/01/12	-	(279,275)
Chilean Peso	DBAB	Buy	1,253,970,000	2,553,390		3/02/12	-	(186,072)
Chilean Peso	DBAB	Buy	1,328,230,000	2,706,255		3/05/12	-	(199,279)
Euro	DBAB	Sell	1,536,000	2,099,251		3/05/12	42,551	-
Chilean Peso	DBAB	Buy	1,320,220,000	2,682,556		3/07/12	-	(191,053)
Euro	MSCO	Sell	5,225,000	7,228,526		3/08/12	232,269	-
Euro	HSBC	Sell	1,844,000	2,548,408		3/08/12	79,298	-
Euro	UBSW	Sell	6,915,000	9,567,248		3/08/12	308,087	-
Chilean Peso	DBAB	Buy	1,284,460,000	2,629,396		3/09/12	-	(205,724)
Chilean Peso	MSCO	Buy	662,100,000	1,346,279		3/12/12	-	(97,216)
Chilean Peso	DBAB	Buy	2,600,220,000	5,301,695		3/15/12	-	(397,381)
Australian Dollar	CITI	Buy	16,742,000	15,737,313		3/19/12	168,951	-
Japanese Yen	CITI	Sell	407,702,000	5,074,644		3/19/12	-	(229,005)
Japanese Yen	UBSW	Sell	330,530,000	4,114,396		3/19/12	-	(185,350)
Japanese Yen	MSCO	Sell	244,700,000	3,044,896		3/19/12	-	(138,319)
Singapore Dollar	JPHQ	Buy	11,426,000	8,934,240		3/19/12	-	(180,524)
Singapore Dollar	HSBC	Buy	9,120,000	7,147,559		3/19/12	-	(160,522)
Singapore Dollar	DBAB	Buy	7,978,100	6,254,047		3/19/12	-	(141,845)
Australian Dollar	DBAB	Buy	8,192,166	7,679,992		3/21/12	101,700	-
Chilean Peso	JPHQ	Buy	1,065,000,000	2,137,481		3/21/12	-	(129,624)
Singapore Dollar	DBAB	Buy	8,589,700	6,700,757		3/21/12	-	(119,743)
Singapore Dollar	HSBC	Buy	6,864,000	5,360,615		3/21/12	-	(101,749)
Australian Dollar	DBAB	Buy	537,776	503,606		3/22/12	7,174	-
Japanese Yen	UBSW	Sell	242,774,840	3,005,643		3/23/12	-	(152,752)
Euro	DBAB	Sell	2,736,000	3,829,333		3/26/12	165,855	-
Malaysian Ringgit	DBAB	Buy	16,025,000	5,047,403		3/26/12	-	(45,634)
Malaysian Ringgit	HSBC	Buy	7,634,000	2,403,463		3/26/12	-	(20,717)
Singapore Dollar	MSCO	Buy	10,570,700	8,235,134		3/26/12	-	(135,600)
Singapore Dollar	FBCO	Buy	10,578,000	8,235,111		3/26/12	-	(129,984)
British Pound	MSCO	Buy	2,852,773	4,545,238		3/29/12	-	(106,471)
British Pound	DBAB	Buy	2,853,149	4,545,238		3/29/12	-	(105,885)
British Pound	BZWS	Buy	5,722,896	9,090,477		3/30/12	-	(186,015)
Chilean Peso	DBAB	Buy	1,252,750,000	2,510,018		3/30/12	-	(149,810)
New Israeli Shekel	MSCO	Buy	9,296,110	2,596,996		3/30/12	-	(105,257)
British Pound	FBCO	Buy	3,431,879	5,454,285		4/02/12	-	(114,623)
Chilean Peso	DBAB	Buy	1,330,940,000	2,656,408		4/02/12	-	(149,594)
Euro	DBAB	Sell	3,712,000	5,214,432		4/04/12	244,102	-
Euro	DBAB	Sell	2,488,000	3,482,304		4/05/12	150,898	-
Euro	HSBC	Sell	8,692,000	12,212,434		4/10/12	573,936	-
Euro	UBSW	Sell	4,346,000	6,102,436		4/10/12	283,187	-
Euro	DBAB	Sell	7,243,000	10,201,041		4/10/12	502,739	-
Indian Rupee	DBAB	Buy	159,915,000	3,413,340		4/11/12	-	(211,725)
Euro	UBSW	Sell	3,907,000	5,569,722		4/12/12	338,289	-
Indian Rupee	DBAB	Buy	342,913,000	7,346,037		4/13/12	-	(481,271)
Chilean Peso	MSCO	Buy	2,645,530,000	5,374,363		4/16/12	-	(398,061)
Euro	HSBC	Sell	6,919,000	9,915,481		4/16/12	651,012	-
Indian Rupee	JPHQ	Buy	230,330,000	4,921,581		4/16/12	-	(311,219)
Indian Rupee	JPHQ	Buy	226,092,000	4,802,294		4/18/12	-	(277,158)
Indian Rupee	JPHQ	Buy	112,941,000	2,396,880		4/19/12	-	(136,513)
Indian Rupee	DBAB	Buy	79,271,000	1,678,404		4/19/12	-	(91,898)
Malaysian Ringgit	JPHQ	Buy	4,069,213	1,329,330		4/19/12	-	(60,160)
Chilean Peso	MSCO	Buy	2,370,410,000	4,788,707		4/20/12	-	(331,582)
Japanese Yen	UBSW	Sell	261,900,000	3,188,653		4/20/12	-	(220,520)
Japanese Yen	CITI	Sell	261,800,000	3,189,299		4/20/12	-	(218,572)
Euro	DBAB	Sell	4,545,000	6,425,948		4/23/12	340,242	-
Malaysian Ringgit	JPHQ	Buy	11,659,000	3,812,498		4/23/12	-	(176,560)
Indian Rupee	DBAB	Buy	160,601,000	3,410,512		4/26/12	-	(197,280)
Chilean Peso	JPHQ	Buy	1,501,938,000	3,045,910		4/27/12	-	(223,637)
Indian Rupee	JPHQ	Buy	136,582,000	2,896,755		4/27/12	-	(164,204)
Chilean Peso	CITI	Buy	2,420,966,000	4,976,292		4/30/12	-	(428,362)
Indian Rupee	JPHQ	Buy	113,782,000	2,415,754		4/30/12	-	(139,655)
Indian Rupee	DBAB	Buy	71,377,981	1,505,547		4/30/12	-	(77,699)
Swedish Krona	BZWS	Buy	122,773,200	13,607,901	EUR	4/30/12	-	(476,703)
Euro	DBAB	Sell	2,045,000	2,991,017		5/07/12	252,784	-
Euro	FBCO	Sell	1,731,000	2,537,646		5/07/12	219,856	-

Euro	BZWS	Sell	1,259,000	1,850,818		5/07/12	165,031	-
Euro	MSCO	Sell	1,259,000	1,851,970		5/07/12	166,183	-
Euro	DBAB	Sell	1,259,000	1,816,422		5/09/12	130,635	-
Euro	UBSW	Sell	629,000	902,238		5/09/12	60,014	-
Japanese Yen	CITI	Sell	733,721,000	9,126,949		5/10/12	-	(426,015)
Chilean Peso	MSCO	Buy	1,150,200,000	2,368,958		5/11/12	-	(210,458)
Japanese Yen	UBSW	Sell	733,361,000	9,122,540		5/11/12	-	(427,938)
Japanese Yen	DBAB	Sell	490,555,000	6,101,962		5/11/12	-	(286,481)
Euro	DBAB	Sell	1,812,000	2,538,521		5/18/12	112,274	-
Euro	DBAB	Sell	2,642,000	3,691,346		5/21/12	153,737	-
Euro	UBSW	Sell	1,812,000	2,531,002		5/21/12	104,754	-
Chilean Peso	MSCO	Buy	420,740,000	852,512		5/22/12	-	(63,749)
Indian Rupee	DBAB	Buy	217,594,000	4,559,807		6/01/12	-	(213,155)
Indian Rupee	HSBC	Buy	251,448,000	5,326,160		6/04/12	-	(303,902)
Euro	DBAB	Sell	785,200	1,123,692		6/06/12	72,318	-
Euro	DBAB	Sell	2,033,100	2,927,969		6/07/12	205,672	-
Euro	UBSW	Sell	1,057,200	1,517,505		6/07/12	101,926	-
Indian Rupee	DBAB	Buy	160,277,000	3,379,945		6/07/12	-	(179,098)
Indian Rupee	HSBC	Buy	42,784,000	908,558		6/08/12	-	(54,168)
Polish Zloty	DBAB	Buy	30,704,000	7,583,856	EUR	6/08/12	-	(1,072,190)
Polish Zloty	CITI	Buy	5,990,000	1,480,328	EUR	6/08/12	-	(210,249)
Euro	DBAB	Sell	16,210,600	23,377,407		6/11/12	1,671,603	-
Indian Rupee	DBAB	Buy	43,392,000	921,078		6/11/12	-	(54,661)
Swedish Krona	MSCO	Buy	55,369,800	6,074,660	EUR	6/11/12	-	(141,057)
Swedish Krona	DBAB	Buy	41,300,000	4,531,649	EUR	6/11/12	-	(106,013)
Euro	DBAB	Sell	6,935,000	9,949,645		6/13/12	663,761	-
Indian Rupee	HSBC	Buy	108,000,000	2,292,994		6/13/12	-	(136,723)
Swedish Krona	MSCO	Buy	27,990,100	3,064,681	EUR	6/13/12	-	(63,326)
Swedish Krona	BZWS	Buy	24,372,000	2,664,986	EUR	6/13/12	-	(50,395)
Euro	DBAB	Sell	1,448,000	2,068,989		6/14/12	130,134	-
Swedish Krona	MSCO	Buy	21,992,000	2,398,444	EUR	6/14/12	-	(37,131)
Indian Rupee	DBAB	Buy	108,614,000	2,300,657		6/18/12	-	(132,602)
Indian Rupee	DBAB	Buy	98,937,000	2,087,719		6/20/12	-	(113,001)
Indian Rupee	JPHQ	Buy	79,054,000	1,669,567		6/22/12	-	(91,839)
Indian Rupee	DBAB	Buy	119,627,000	2,538,773		6/25/12	-	(151,619)
Indian Rupee	HSBC	Buy	80,337,000	1,702,416		6/27/12	-	(99,421)
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,766,853		6/29/12	-	(169,495)
Swedish Krona	UBSW	Buy	302,991,000	32,586,637	EUR	6/29/12	82,405	-
Indian Rupee	DBAB	Buy	79,423,000	1,704,455		7/11/12	-	(120,509)
Indian Rupee	JPHQ	Buy	127,745,000	2,753,345		7/12/12	-	(205,798)
Indian Rupee	DBAB	Buy	40,128,000	861,351		7/12/12	-	(61,101)
Malaysian Ringgit	DBAB	Buy	18,006,622	5,897,043		7/12/12	-	(294,137)
Malaysian Ringgit	DBAB	Buy	13,610,000	4,466,835		7/13/12	-	(232,039)
Euro	UBSW	Sell	8,965,000	12,558,620		7/16/12	554,563	-
Euro	DBAB	Sell	2,243,000	3,142,533		7/16/12	139,175	-
Euro	MSCO	Sell	7,888,000	11,004,746		7/16/12	442,783	-
Euro	DBAB	Sell	3,518,000	4,934,663		7/18/12	224,091	-
Euro	MSCO	Sell	1,791,000	2,507,400		7/18/12	109,266	-
Euro	UBSW	Sell	8,965,000	12,571,171		7/18/12	567,111	-
Malaysian Ringgit	DBAB	Buy	2,637,000	865,896		7/18/12	-	(45,449)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,669,790	EUR	7/18/12	-	(10,843)
Euro	BZWS	Sell	2,638,000	3,696,102		7/19/12	163,841	-
Indian Rupee	JPHQ	Buy	39,422,000	848,332		7/19/12	-	(62,363)
Euro	DBAB	Sell	1,935,000	2,699,035		7/20/12	108,085	-
Euro	MSCO	Sell	12,182,000	16,976,226		7/20/12	664,626	-
Malaysian Ringgit	DBAB	Buy	4,160,000	1,361,880		7/20/12	-	(67,624)
Malaysian Ringgit	DBAB	Buy	12,933,000	3,036,058	EUR	7/20/12	-	(41,550)
Euro	DBAB	Sell	1,759,000	2,467,437		7/23/12	112,149	-
Malaysian Ringgit	DBAB	Buy	5,058,000	1,667,216		7/25/12	-	(93,696)
Malaysian Ringgit	DBAB	Buy	16,628,000	3,885,501	EUR	7/25/12	-	(29,766)
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,763,964		7/27/12	-	(109,612)
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,875,268	EUR	7/27/12	-	(16,227)
Malaysian Ringgit	HSBC	Buy	3,005,000	1,009,745		7/31/12	-	(74,991)
Euro	BZWS	Sell	185,174	262,429		8/01/12	14,482	-
Euro	BZWS	Sell	97,724	139,325		8/02/12	8,473	-
Euro	DBAB	Sell	5,724,900	8,099,168		8/06/12	433,556	-
Euro	BZWS	Sell	2,762,518	3,924,433		8/06/12	225,436	-
Malaysian Ringgit	JPHQ	Buy	1,100,000	365,509		8/06/12	-	(23,368)
Euro	DBAB	Sell	6,343,900	8,927,453		8/08/12	433,002	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Swedish Krona	DBAB	Buy	340,320,000	49,645,514	10/03/12	-	(672,653
Philippine Peso	DBAB	Buy	195,560,000	4,490,471	10/04/12	-	(88,610
Philippine Peso	DBAB	Buy	233,811,000	5,368,794	10/05/12	-	(106,240
Philippine Peso	DBAB	Buy	191,936,000	4,409,787	10/09/12	-	(90,723
Philippine Peso	JPHQ	Buy	61,767,000	1,416,025	10/09/12	-	(26,104
Philippine Peso	DBAB	Buy	153,588,000	3,528,325	10/11/12	-	(72,581
Philippine Peso	JPHQ	Buy	76,627,000	1,756,694	10/11/12	-	(32,579
Philippine Peso	DBAB	Buy	45,732,000	1,047,698	10/12/12	-	(18,781
Philippine Peso	DBAB	Buy	41,880,000	959,011	10/19/12	-	(17,133
Philippine Peso	DBAB	Buy	167,411,000	3,834,425	10/22/12	-	(70,008
Unrealized appreciation (depreciation)						32,125,209	(51,689,508
Net unrealized appreciation (depreciation)							$ (19,564,299

*In U.S. dollars unless otherwise indicated.

At September 30, 2011, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount*	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
JPHQ	Receive	3.558%	3-month USD BBA LIBOR	3,240,000	3/4/21	$ -	$ (441,897)
DBAB	Receive	3.523%	3-month USD BBA LIBOR	14,630,000	3/28/21	-	(1,925,300)
CITI	Receive	4.347%	3-month USD BBA LIBOR	7,460,000	2/25/41	-	(2,619,784)
JPHQ	Receive	4.349%	3-month USD BBA LIBOR	7,460,000	2/25/41	-	(2,705,033)
JPHQ	Receive	4.320%	3-month USD BBA LIBOR	5,600,000	2/28/41	-	(1,942,818)
JPHQ	Receive	4.299%	3-month USD BBA LIBOR	1,870,000	3/1/41	-	(637,163)
Unrealized appreciation (depreciation)						-	(10,271,995)
Net unrealized appreciation (depreciation)							$ (10,271,995)

*In U.S. Dollars unless otherwise indicated.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Media 6.1%			
Comcast Corp., Special A	United States	2,062,402	42,671,097
News Corp., A	United States	1,950,532	30,174,730
[b]Reed Elsevier NV	Netherlands	535,821	5,890,849
Time Warner Cable Inc.	United States	288,810	18,099,723
Time Warner Inc.	United States	604,180	18,107,274
Viacom Inc., B	United States	235,808	9,135,202
The Walt Disney Co.	United States	528,110	15,927,798
			140,006,673
Multiline Retail 0.6%			
Target Corp.	United States	304,580	14,936,603
Office Electronics 0.6%			
Konica Minolta Holdings Ltd.	Japan	1,997,110	13,859,824
Oil, Gas & Consumable Fuels 8.9%			
BP PLC	United Kingdom	6,212,477	37,224,100
Chevron Corp.	United States	280,000	25,905,600
Eni SpA	Italy	1,115,195	19,747,347
Gazprom, ADR	Russia	2,053,300	19,609,015
Royal Dutch Shell PLC, B	United Kingdom	1,469,001	45,669,815
Statoil ASA	Norway	756,852	16,234,628
[b]Total SA, B	France	888,216	39,178,777
			203,569,282
Pharmaceuticals 11.3%			
GlaxoSmithKline PLC	United Kingdom	2,870,462	59,186,923
Merck & Co. Inc.	United States	1,102,571	36,065,097
Merck KGaA	Germany	186,167	15,193,203
Pfizer Inc.	United States	3,016,993	53,340,436
Roche Holding AG	Switzerland	248,138	40,075,063
Sanofi	France	829,017	54,420,295
			258,281,017
Professional Services 1.2%			
Adecco SA	Switzerland	140,580	5,540,588
Hays PLC	United Kingdom	3,623	3,885
Randstad Holding NV	Netherlands	666,391	21,240,242
			26,784,715
Real Estate Management & Development 0.4%			
Cheung Kong (Holdings) Ltd.	Hong Kong	933,303	10,147,460
Semiconductors & Semiconductor Equipment 2.8%			
Samsung Electronics Co. Ltd.	South Korea	62,450	43,493,505
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	9,628,585	21,678,760
			65,172,265
Software 6.2%			
Microsoft Corp.	United States	2,500,579	62,239,411
Nintendo Co. Ltd.	Japan	157,640	23,229,867
Oracle Corp.	United States	865,880	24,885,391
SAP AG	Germany	637,693	32,257,944
			142,612,613
Specialty Retail 1.0%			
Kingfisher PLC	United Kingdom	5,786,118	22,183,041
Trading Companies & Distributors 0.8%			
Itochu Corp.	Japan	1,968,300	19,098,306
Wireless Telecommunication Services 4.4%			
China Mobile Ltd.	China	811,850	7,941,476
[a]Sprint Nextel Corp.	United States	7,147,020	21,726,941
[a]Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,655,120	18,669,754

Vodafone Group PLC	United Kingdom		20,761,088	53,468,200
				101,806,371
Total Common Stocks (Cost $2,665,116,828)				2,236,298,990
Preferred Stocks 0.8%				
Metals & Mining 0.5%				
Vale SA, ADR, pfd., A	Brazil		592,750	12,447,750
Oil, Gas & Consumable Fuels 0.3%				
Petroleo Brasileiro SA, ADR, pfd.	Brazil		274,380	5,685,153
Total Preferred Stocks (Cost $18,810,970)				18,132,903
Non-Registered Mutual Funds (Cost $11,910,000) 0.6%				
Diversified Financial Services 0.6%				
[a,c,d,e] Templeton China Opportunities Fund Ltd., Reg D	China		1,192,192	12,827,988
Total Investments before Short Term Investments (Cost $2,695,837,798)				2,267,259,881
			Principal Amount	
Short Term Investments 0.4%				
U.S. Government and Agency Securities 0.3%				
[f] FHLB, 10/03/11 - 11/16/11	United States	$	7,000,000	6,999,988
			Shares	
Investments from Cash Collateral Received for Loaned Securities 0.1%				
Money Market Funds 0.1%				
[g] BNY Mellon Overnight Government Fund, 0.09%	United States		1,227,506	1,227,506
Total Short Term Investments (Cost $8,227,453)				8,227,494
Total Investments (Cost $2,704,065,251) 99.2%				2,275,487,375
Other Assets, less Liabilities 0.8%				19,238,071
Net Assets 100.0%				$ 2,294,725,446

'Non-income producing.
b A portion or all of the security is on loan at September 30, 2011.
cSee Note 6 regarding holdings of 5% voting securities.
dSee Note 9 regarding investment in Templeton China Opportunities Fund, Ltd.
'See Note 5 regarding restricted securities.
fThe security is traded on a discount basis with no stated coupon rate.
9The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty separate funds (Funds). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in other funds of the Trust (Underlying Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At September 30, 2011, a market event occurred resulting in a portion of the securities held by the Funds being valued using fair value procedures.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain funds entered into futures contracts primarily to manage interest rate and/or exposure to certain foreign currencies risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an underlying financial instrument or commodity for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain.
Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The following funds have invested in derivatives during the period.

Franklin High Income Securities Fund - Forwards
Franklin Income Securities Fund - Options
Franklin Strategic Income Securities Fund - Forwards and swaps
Mutual Global Discovery Securities Fund - Futures and forwards
Mutual International Securities Fund - Forwards
Mutual Shares Securities Fund - Futures and forwards
Templeton Global Bond Securities Fund - Futures, forwards, and swaps

4. INCOME TAXES

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Franklin Small Cap Value Securities Fund	Franklin Small-Mid Cap Growth Securities Fund	Franklin Strategic Income Securities Fund	Franklin Templeton VIP Founding Funds Allocation Fund
Cost of investments	$ 1,067,214,003	$ 657,882,577	$ 1,395,967,677	$ 2,853,346,921
Unrealized appreciation	$ 207,900,052	$ 170,340,965	$ 39,576,935	$ -
Unrealized depreciation	(195,753,438)	(67,099,126)	(69,928,920)	(138,933,853)
Net unrealized appreciation (depreciation)	$ 12,146,614	$ 103,241,839	$ (30,351,985)	$ (138,933,853)

	Franklin U.S. Government Fund	Mutual Global Discovery Securities Fund	Mutual International Securities Fund	Mutual Shares Securities Fund
Cost of investments	$ 953,467,124	$ 713,783,722	$ 2,034,595	$ 4,966,202,977
Unrealized appreciation	$ 53,360,327	$ 110,058,396	$ 143,128	$ 483,573,456
Unrealized depreciation	(191,039)	(105,479,518)	(378,375)	(780,464,127)
Net unrealized appreciation (depreciation)	$ 53,169,288	$ 4,578,878	$ (235,247)	$ (296,890,671)

	Templeton Developing Markets Securities Fund	Templeton Foreign Securities Fund	Templeton Global Bond Securities Fund	Templeton Growth Securities Fund
Cost of investments	$ 430,917,108	$ 2,507,038,570	$ 2,183,067,045	$ 2,715,846,301
Unrealized appreciation	$ 171,798,570	$ 236,026,771	$ 149,814,345	$ 130,205,773
Unrealized depreciation	(39,247,489)	(481,380,261)	(109,056,238)	(570,564,699)
Net unrealized appreciation (depreciation)	$ 132,551,081	$ (245,353,490)	$ 40,758,107	$ (440,358,926)

5. RESTRICTED SECURITIES

At September 30, 2011, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

The Franklin Strategic Income Securities Fund invests in certain securities through its investment in FT Holdings Corporation III, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At September 30, 2011, all Subsidiary investments are reflected in the fund's Statement of Investments.

9. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Templeton Growth Securities Fund (Growth Fund) invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Growth Fund's investment in the China Fund is valued based upon the fair value of the China Fund's portfolio securities and other assets and liabilities.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities and Underlying Funds are not an indication of the risk associated with investing in those securities and Underlying Funds.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at September 30, 2011, due to market events, certain funds employed fair value procedures to value a portion of their holdings, resulting in a temporary transfer of these securities from Level 1 to Level 2 within the fair value hierarchy. The values of such transfers were as follows:

The following is a summary of the inputs used as of September 30, 2011, in valuing the Funds' assets and liabilities carried at fair value:

Level 1	Level 2	Level 3	Total
Franklin Flex Cap Growth Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 379,881,460	$ -	$ -	$ 379,881,460
Short Term Investments	24,482,318	-	-	24,482,318
Total Investments in Securities	$ 404,363,778	$ -	$ -	$ 404,363,778

	Level 1	Level 2	Level 3	Total
Franklin Global Real Estate Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[b]				
Diversified Real Estate Activities	$ 20,380,449	$ 21,406,200	$ -	$ 41,786,649
Diversified REITs	$ 18,851,006	$ 16,883,294	$ -	$ 35,734,300
Industrial REITs	8,735,372	5,065,479	-	13,800,851
Office REITs	24,832,499	13,301,875	-	38,134,374
Real Estate Development	-	7,927,729	-	7,927,729
Real Estate Operating Companies	5,101,763	13,242,927	-	18,344,690
Residential REITs	30,520,585	-	-	30,520,585
Retail REITs	44,320,289	36,594,259	-	80,914,548
Specialized REITs	34,473,553	1,730,141	-	36,203,694
Short Term Investments	-	5,169,408	-	5,169,408
Total Investments in Securities	$ 187,215,516	$ 121,321,312	$ -	$ 308,536,828

	Level 1	Level 2	Level 3	Total
Franklin Growth and Income Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[b]				
Energy	$ 26,018,453	$ 3,972,535	$ -	$ 29,990,988
Financials	35,327,995	6,172,133	-	41,500,128
Health Care	18,040,777	5,184,699	-	23,225,476
Utilities	12,472,092	2,456,400	-	14,928,492
All Other Equity Investments[a]	130,069,471	-	-	130,069,471
Equity-Linked Securities	-	10,198,943	-	10,198,943
Convertible Bonds	-	1,053,750	-	1,053,750
Short Term Investments	-	12,464,077	-	12,464,077
Total Investments in Securities	$ 221,928,788	$ 41,502,537	$ -	$ 263,431,325

At September 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the funds' fair value, were as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3*	Cost Basis Adjustments*	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Strategic Income Securities Fund										
Assets:										
Investments in Securities:										
Equity Investments:[1]										
Consumer Services	$ 1,901,449	$ -	$ -	$ -	$ (1,901,449)	$ -	$ -	$ -	$ -	$ -
Consumer Durables & Apparel	- [d]	102,286	-	-	-	-	-	135,282	237,568	135,282
Senior Floating Rate Interests	835,411	717,746	(155,892)	-	-	38,254	35,823	(15,958)	1,455,384	(363,846)
Total	$ 2,736,860	$ 820,032	$ (155,892)	$ -	$ (1,901,449)	$ 38,254	$ 35,823	$ 119,324	$ 1,692,952	$ (228,564)
Mutual Global Discovery Securities Fund										
Assets:										
Investments in Securities:										
Equity Investments:[1]										
Airlines	$ - [d]	$ -	$ -	$ -	$ -	$ (5,961)	$ (259,679)	$ 265,640	$ -	$ -
Auto Components	4,555,503 [d]	-	-	-	-	(94,887)	6,389	(2,548,885)	1,918,120	(2,637,385)
Commercial Banks	2,905,224 [d]	-	-	-	-	-	-	(202,312)	2,702,912 [d]	(202,312)
Computers & Peripherals	- [d]	-	-	-	-	(3,661)	(2,182)	5,843	-	-
Consumer Finance	4,924,234	-	(4,924,234)	-	-	-	(1,136,557)	1,136,557	-	-
Diversified Financial Services	1,158,855 [d]	1,392,768	-	-	-	-	-	28,275	2,579,898	28,275
Diversified Telecommunication Services	- [d]	-	-	-	-	(49)	49	-	- [d]	-
Electric Utilities	6,878,803 [d]	-	(6,475,783)	-	-	-	-	(403,020)	- [d]	-
Insurance	2,143,167	-	(686,854)	-	-	(743)	153,078	(102,665)	1,505,983 [d]	11,189
IT Services	19,161	-	-	-	(17,139)	-	-	(2,022)	-	-
Real Estate Management & Development	2,112,892	-	-	-	-	-	-	(278,903)	1,833,989	(278,903)
Corporate Bonds, Notes and Senior Floating Rate Interests	4,251,178	-	(4,250,457)	-	-	-	(901,265)	901,266	722	-
Companies in Liquidation	- [d]	-	-	-	-	(4,203)	4,203	-	- [d]	-
Total	$ 28,949,017	$ 1,392,768	$ (16,337,328)	$ -	$ (17,139)	$ (109,504)	$ (2,135,964)	$ (1,200,226)	$ 10,541,624	$ (3,079,136)
Mutual International Securities Fund										
Assets:										
Equity Investments - Electric Utilities	$ 35,298 [d]	$ -	$ (27,071)	$ -	$ -	$ -	$ -	$ (8,227)	$ - [d]	$ -

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair
Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in
U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS
(International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date November 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date November 25, 2011

By /s/ GASTON GARDEY
       Gaston Gardey
       Chief Financial Officer and
       Chief Accounting Officer
Date November 25, 2011